UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-06324

Exact name of registrant as specified in charter:
Delaware Group® Global & International Funds

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: November 30

Date of reporting period: May 31, 2010

Item 1. Reports to Stockholders

Semiannual report Delaware International Value Equity Fund Delaware Emerging Markets Fund Delaware Global Value Fund May 31, 2010 International equity mutual funds
This semiannual report is for the information of Delaware International Value Equity Fund, Delaware Emerging Markets Fund, and Delaware Global Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware International Value Equity Fund, Delaware Emerging Markets Fund, and Delaware Global Value Fund.

The figures in the semiannual report for Delaware International Value Equity Fund, Delaware Emerging Markets Fund, and Delaware Global Value Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of each Fund carefully before investing. The Delaware International Value Equity Fund, Delaware Emerging Markets Fund, and Delaware Global Value Fund prospectus contains this and other important information about the Funds. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware International Value Equity Fund, Delaware Emerging Markets Fund, and Delaware Global Value Fund at www.delawareinvestments.com.

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On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Funds’ prospectus and any supplements thereto for more complete information.

Investments in Delaware International Value Equity Fund, Delaware Emerging Markets Fund, and Delaware Global Value Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Disclosure of Fund expenses	1
Country and sector allocations	4
Statements of net assets	10
Statements of operations	32
Statements of changes in net assets	34
Financial highlights	40
Notes to financial statements	68
Other Fund information	84
About the organization	86

Unless otherwise noted, views expressed herein are current as of May 31, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period December 1, 2009 to May 31, 2010

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2009 to May 31, 2010.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware International Value Equity Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/09	5/31/10	Expense Ratio	12/1/09 to 5/31/10*
Actual Fund return
Class A	$1,000.00	$912.40	1.65%	$7.87
Class B	1,000.00	909.30	2.35%	11.19
Class C	1,000.00	909.20	2.35%	11.19
Class R	1,000.00	911.30	1.85%	8.82
Institutional Class	1,000.00	914.20	1.35%	6.44
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,016.70	1.65%	$8.30
Class B	1,000.00	1,013.21	2.35%	11.80
Class C	1,000.00	1,013.21	2.35%	11.80
Class R	1,000.00	1,015.71	1.85%	9.30
Institutional Class	1,000.00	1,018.20	1.35%	6.79

Delaware Emerging Markets Fund
Expense analysis of an investment of $1,000
	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/09	5/31/10	Expense Ratio	12/1/09 to 5/31/10*
Actual Fund return
Class A	$1,000.00	$977.90	1.84%	$9.07
Class B	1,000.00	973.20	2.59%	12.74
Class C	1,000.00	973.90	2.59%	12.75
Class R	1,000.00	975.80	2.09%	10.30
Institutional Class	1,000.00	979.20	1.59%	7.85
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,015.76	1.84%	$9.25
Class B	1,000.00	1,012.02	2.59%	12.99
Class C	1,000.00	1,012.02	2.59%	12.99
Class R	1,000.00	1,014.51	2.09%	10.50
Institutional Class	1,000.00	1,017.00	1.59%	8.00

Delaware Global Value Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/09	5/31/10	Expense Ratio	12/1/09 to 5/31/10*
Actual Fund return
Class A	$1,000.00	$938.20	1.55%	$7.49
Class B	1,000.00	934.20	2.30%	11.09
Class C	1,000.00	934.20	2.30%	11.09
Institutional Class	1,000.00	939.20	1.30%	6.29
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.20	1.55%	$7.80
Class B	1,000.00	1,013.46	2.30%	11.55
Class C	1,000.00	1,013.46	2.30%	11.55
Institutional Class	1,000.00	1,018.45	1.30%	6.54

*“Expenses Paid During Period” are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Country and sector allocations
Delaware International Value Equity Fund	As of May 31, 2010

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Composition of Portfolio	Percentage of net assets
Common Stock by Country	97.56%
Australia	2.81%
Brazil	3.76%
Canada	8.29%
China	7.03%
Finland	1.79%
France	17.92%
Germany	6.36%
Hong Kong	4.74%
Italy	6.06%
Japan	12.04%
Luxembourg	1.16%
Netherlands	2.23%
Singapore	2.28%
Spain	2.09%
Sweden	3.25%
Switzerland	1.37%
Taiwan	4.16%
United Kingdom	10.22%
Rights	0.17%
Discount Note	0.37%
Securities Lending Collateral	19.92%
Total Value of Securities	118.02%
Obligation to Return Securities Lending Collateral	(20.44%)
Receivables and Other Assets Net of Liabilities	2.42%
Total Net Assets	100.00%

Common Stock and Rights by Sector	Percentage of net assets
Consumer Discretionary	19.72%
Consumer Staples	10.48%
Energy	5.06%
Financials	12.07%
Health Care	4.01%
Industrials	20.84%
Information Technology	10.85%
Materials	6.64%
Telecommunication Services	6.34%
Utilities	1.72%
Total	97.73%

Country and sector allocations
Delaware Emerging Markets Fund	As of May 31, 2010

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Composition of Portfolio	Percentage of net assets
Common Stock by Country	92.47%
Argentina	2.23%
Australia	0.36%
Brazil	11.46%
China	14.02%
France	0.39%
Hungary	0.30%
India	1.24%
Indonesia	1.11%
Israel	1.04%
Kazakhstan	0.03%
Malaysia	2.69%
Mexico	4.68%
Pakistan	0.24%
Peru	0.72%
Philippines	0.42%
Poland	0.78%
Republic of Korea	12.20%
Russia	7.03%
South Africa	8.84%
Taiwan	5.31%
Thailand	2.65%
Turkey	2.89%
United Kingdom	1.12%
United States	10.72%
Convertible Preferred Stock	0.05%
Preferred Stock by Country	5.58%
Brazil	3.20%
Republic of Korea	1.82%
Russia	0.56%

Composition of Portfolio	Percentage of net assets
Participation Notes	0.06%
Discount Note	2.05%
Securities Lending Collateral	2.23%
Total Value of Securities	102.44%
Obligation to Return Securities Lending Collateral	(2.28%)
Liabilities Net of Receivables and Other Assets	(0.16%)
Total Net Assets	100.00%

Commons Stock, Convertible Preferred Stock, Preferred Stock and Participation Notes by Sector
Consumer Discretionary	3.90%
Consumer Staples	11.67%
Energy	13.90%
Financials	15.38%
Health Care	0.53%
Industrials	4.75%
Information Technology	13.04%
Materials	15.28%
Telecommunication Services	12.49%
Utilities	7.22%
Total	98.16%

Country and sector allocations
Delaware Global Value Fund	As of May 31, 2010

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Composition of Portfolio	Percentage of net assets
Common Stock by Country	98.62%
Australia	1.03%
Brazil	1.95%
Canada	4.19%
China	4.16%
Finland	0.97%
France	9.42%
Germany	2.70%
Hong Kong	1.91%
Italy	3.65%
Japan	6.15%
Luxembourg	0.63%
Netherlands	1.06%
Singapore	1.21%
Spain	1.44%
Sweden	1.81%
Switzerland	0.51%
Taiwan	2.49%
United Kingdom	4.96%
United States	48.38%
Rights	0.08%
Securities Lending Collateral	15.50%
Total Value of Securities	114.20%
Obligation to Return Securities Lending Collateral	(15.94%)
Receivables and Other Assets Net of Liabilities	1.74%
Total Net Assets	100.00%

Common Stock and Rights by Sector	Percentage of net assets
Consumer Discretionary	15.61%
Consumer Staples	8.38%
Energy	5.36%
Financials	15.00%
Health Care	5.16%
Industrials	19.88%
Information Technology	18.96%
Materials	5.10%
Telecommunication Services	4.46%
Utilities	0.79%
Total	98.70%

Statements of net assets
Delaware International Value Equity Fund	May 31, 2010 (Unaudited)

		Number of shares	Value (U.S. $)
Common Stock – 97.56%Δ
Australia – 2.81%
±	Coca-Cola Amatil	634,358	$5,797,409
±	Telstra	1,045,588	2,603,098
			8,400,507
Brazil – 3.76%
	Petroleo Brasileiro ADR	174,500	5,404,265
*	Vale ADR	215,400	5,856,726
			11,260,991
Canada – 8.29%
	Agrium	48,200	2,645,698
†	CGI Group Class A	912,610	14,262,240
*	TELUS	215,698	7,887,342
			24,795,280
China – 7.03%☐
±	Chaoda Modern Agriculture Holdings	8,150,000	7,830,523
±	CNOOC	4,635,000	7,151,735
*†	Sohu.com	136,600	6,037,720
			21,019,978
Finland – 1.79%
±	Nokia	533,331	5,357,418
			5,357,418
France – 17.92%
*±	AXA	324,757	5,283,252
*±	Compagnie de Saint-Gobain	123,565	4,689,881
*±	Lafarge	96,879	5,524,637
*±	PPR	39,844	4,689,614
*±	Publicis Groupe	162,001	6,650,095
*±	Sanofi-Aventis	89,025	5,328,852
±	Teleperformance	234,638	6,453,751
*±	Total	53,914	2,497,544
*±	Vallourec	33,924	6,212,662
±	Vivendi	291,831	6,276,259
			53,606,547
Germany – 6.36%
*±	Bayerische Motoren Werke	159,776	7,311,545
±	Deutsche Post	384,789	5,713,209
*±	Metro	114,620	5,992,558
			19,017,312

		Number of shares	Value (U.S. $)
Common Stock (continued)
Hong Kong – 4.74%■
±	Esprit Holdings	439,424	$2,479,972
*±	Techtronic Industries	7,198,000	6,261,303
±	Yue Yuen Industrial Holdings	1,796,500	5,435,402
			14,176,677
Italy – 6.06%
*±	Finmeccanica	504,967	5,239,943
±	Parmalat	2,828,899	6,763,194
*±	UniCredit	2,945,545	6,110,424
			18,113,561
Japan – 12.04%
±	Asahi Glass	704,900	7,395,461
*±	Don Quijote	239,400	6,178,043
*±	ITOCHU	818,660	6,741,542
*±	Mitsubishi UFJ Financial Group	1,360,357	6,586,681
±	Round One	414,622	2,815,108
±	Toyota Motor	173,700	6,288,763
			36,005,598
Luxembourg – 1.16%
*±	ArcelorMittal	114,976	3,470,335
			3,470,335
Netherlands – 2.23%
±	Koninklijke Philips Electronics	224,767	6,663,724
			6,663,724
Singapore – 2.28%
±	Singapore Airlines	673,873	6,813,409
			6,813,409
Spain – 2.09%
±	Banco Santander	622,346	6,261,792
			6,261,792
Sweden – 3.25%
*†	Autoliv	96,200	4,569,500
*±	Nordea Bank	633,889	5,164,929
			9,734,429
Switzerland – 1.37%
±	Novartis	90,662	4,087,420
			4,087,420

Statements of net assets
Delaware International Value Equity

	Number of shares	Value (U.S. $)
Common Stock (continued)
Taiwan – 4.16%
Chunghwa Telecom ADR	288,695	$5,502,527
± HTC	513,000	6,927,412
		12,429,939
United Kingdom – 10.22%
± AstraZeneca	62,002	2,605,221
± Greggs	774,593	5,015,341
± National Grid	646,827	4,669,332
± Rexam	536,323	2,423,386
± Standard Chartered	274,080	6,447,089
± Tomkins	1,801,212	6,318,602
± Vodafone Group	1,557,133	3,084,111
		30,563,082
Total Common Stock (cost $334,328,155)		291,777,999

Rights – 0.17%
United Kingdom – 0.17%
±† National Grid	258,731	513,309
Total Rights (cost $0)		513,309

	Principal
	amount (U.S. $)
≠Discount Note – 0.37%
Federal Home Loan Bank 0.06% 6/1/10	$1,122,008	1,122,008
Total Discount Note (cost $1,122,008)		1,122,008

Total Value of Securities Before Securities
Lending Collateral – 98.10% (cost $335,450,163)		293,413,316

	Number of shares
Securities Lending Collateral** – 19.92%
Investment Companies
Mellon GSL DBT II Collateral Fund	54,058,031	54,058,031
BNY Mellon SL DBT II Liquidating Fund	5,522,319	5,457,156
@†Mellon GSL Reinvestment Trust II	1,554,050	66,047
Total Securities Lending Collateral
(cost $61,134,400)		59,581,234

Total Value of Securities – 118.02%
(cost $396,584,563)	$352,994,550 ©
Obligation to Return Securities
Lending Collateral** – (20.44%)	(61,134,400)
Receivables and Other Assets
Net of Liabilities – 2.42%	7,224,550
Net Assets Applicable to 29,388,534
Shares Outstanding – 100.00%	$299,084,700

Net Asset Value – Delaware International Value Equity Fund
Class A ($126,788,075 / 12,445,809 Shares)	$10.19
Net Asset Value – Delaware International Value Equity Fund
Class B ($8,154,641 / 810,789 Shares)	$10.06
Net Asset Value – Delaware International Value Equity Fund
Class C ($43,758,418 / 4,356,730 Shares)	$10.04
Net Asset Value – Delaware International Value Equity Fund
Class R ($2,742,482 / 269,933 Shares)	$10.16
Net Asset Value – Delaware International Value Equity Fund
Institutional Class ($117,641,084 / 11,505,273 Shares)	$10.22

Components of Net Assets at May 31, 2010:
Shares of beneficial interest (unlimited authorization – no par)	$546,742,736
Undistributed net investment income	2,127,667
Accumulated net realized loss on investments	(206,158,916)
Net unrealized depreciation of investments and foreign currencies	(43,626,787)
Total net assets	$299,084,700

Statements of net assets
Delaware International Value Equity

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 5 in “Country and sector allocations.”
☐	Securities listed and traded on the Hong Kong Stock Exchange.
†	Non income producing security.
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
≠	The rate shown is the effective yield at the time of purchase.
*	Fully or partially on loan.
**	See Note 9 in “Notes to financial statements.”
©	Includes $58,033,192 of securities loaned.
@	Illiquid security. At May 31, 2010, the aggregate amount of illiquid securities was $66,047, which represented 0.02% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
±
Security is being valued based on international fair value pricing. At May 31, 2010, the aggregate amount of international fair value priced securities was $240,125,290, which represented 80.29% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

Summary of abbreviations:
ADR — American Depositary Receipts
CAD — Canadian Dollar
EUR — European Monetary Unit
GBP — British Pound Sterling
JPY — Japanese Yen
SGD — Singapore Dollar
USD — United States Dollar

Net Asset Value and Offering Price Per Share –
Delaware International Value Equity Fund
Net asset value Class A (A)	$10.19
Sales charge (5.75% of offering price) (B)	0.62
Offering price	$10.81

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

1The following foreign currency exchange contracts were outstanding at May 31, 2010:

Foreign Currency Exchange Contracts

Contracts to					Unrealized
Receive (Deliver)		In Exchange For		Settlement Date	Depreciation
CAD	(586,873)	USD	555,963	6/1/10	$(1,578)
EUR	392,000	USD	(486,786)	6/1/10	(5,740)
GBP	(696,437)	USD	1,003,426	6/2/10	(3,281)
GBP	705,967	USD	(1,030,217)	6/3/10	(9,732)
JPY	(267,403,901)	USD	2,939,797	6/1/10	(1,291)
JPY	(254,886,170)	USD	2,791,438	6/2/10	(12,010)
SGD	(98,192)	USD	69,134	6/1/10	(663)
					$(34,295)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized depreciation is reflected in the Fund’s net assets.

1See Note 8 in “Notes to Financial Statements.”

See accompanying notes

Statements of net assets
Delaware Emerging Markets Fund	May 31, 2010 (Unaudited)

		Number of shares	Value (U.S. $)
Common Stock – 92.47%Δ
Argentina – 2.23%
@	Cresud ADR	936,869	$11,439,171
#†	Grupo Clarin Class B GDR 144A	353,200	2,255,994
@	IRSA Inversiones y Representaciones ADR	358,400	3,942,400
	Pampa Energia ADR	95,300	976,825
			18,614,390
Australia – 0.36%
@†	Alara Resources	200,832	16,318
*	Alumina ADR	406,600	2,285,093
@±†	Strike Resources	1,398,730	692,627
			2,994,038
Brazil – 11.46%
	AES Tiete	597,480	5,635,145
	Banco Bradesco ADR	200,000	3,268,000
*	Banco Santander Brasil ADR	800,000	8,336,000
*†	Brasil Foods ADR	668,700	8,673,039
*†	Braskem ADR	99,300	1,165,782
	Centrais Eletricas Brasileiras	1,791,671	22,244,835
	Cyrela Brazil Realty	450,000	4,858,637
*	Fibria Celulose ADR	386,929	6,175,387
†	Hypermarcas	105,600	1,425,055
*	Itau Unibanco Holding ADR	329,200	6,060,572
	Petroleo Brasileiro SA ADR	25,000	890,500
	Petroleo Brasileiro SP ADR	720,355	22,309,395
*	Tim Participacoes ADR	155,000	4,180,350
	Triunfo Participacoes e Investmentos	109,600	287,841
			95,510,538
China – 14.02%☐
†	51job ADR	118,300	2,276,092
	China Mobile ADR	357,300	16,639,461
*	China Petroleum & Chemical ADR	60,000	4,719,600
±	China Unicom	6,734,979	8,196,176
*	China Unicom ADR	200,000	2,426,000
*	CNOOC ADR	17,000	2,661,180
±*	Datang International Power Generation	7,242,862	2,902,602
±	First Pacific	5,045,002	3,228,725
†	Focus Media Holding ADR	301,829	4,735,697
±	Fosun International	1,368,266	890,392

		Number of shares	Value (U.S. $)
Common Stock (continued)
China (continued)
±*†	Foxconn International Holdings	1,931,000	$1,417,100
±	Franshion Properties China	12,008,000	3,571,192
*†	Hollysys Automation Technologies	188,400	1,786,032
±*†	Huadian Power International	12,002,000	2,802,946
±	Huaneng Power International	5,000,000	2,940,534
*	Huaneng Power International ADR	352,401	7,735,203
±*†	Metallurgical	2,167,000	1,029,056
±	PetroChina	4,242,000	4,624,546
*	PetroChina ADR	50,000	5,365,000
*†	Shanda Games ADR	938,700	5,144,076
*†	Shanda Interactive Entertainment ADR	168,600	6,914,287
±	Shanghai Forte Land	11,070,900	2,889,259
†	Sina	125,500	4,689,935
±	Sinopec Shanghai Petrochemical	5,649,782	2,141,406
±	Sinotrans	7,561,000	1,679,258
*†	Sohu.com	68,800	3,040,960
±	Tianjin Development Holdings	5,899,500	3,226,093
@±†	Tom Group	47,824,000	3,770,934
±	Travelsky Technology	4,849,400	3,381,477
			116,825,219
France – 0.39%
±*	Vallourec	17,646	3,231,595
			3,231,595
Hungary – 0.30%
±*†	OTP Bank	99,702	2,535,844
			2,535,844
India – 1.24%
@±†	Indiabulls Real Estate GDR	102,022	344,732
±	Oil India	26,650	719,878
*#	Reliance Industries 144A GDR	201,224	8,982,196
*†	Sify Technologies ADR	179,300	252,813
			10,299,619
Indonesia – 1.11%
±	Gudang Garam	1,334,000	4,839,455
±	Tambang Batubara Bukit Asam	2,379,335	4,373,077
			9,212,532

Statements of net assets
Delaware Emerging Markets Fund

		Number of shares	Value (U.S. $)
Common Stock (continued)
Israel – 1.04%
±	Israel Chemicals	391,980	$4,319,456
	Teva Pharmaceutical Industries ADR	80,000	4,385,600
			8,705,056
Kazakhstan – 0.03%
	KazMunaiGas Exploration Production GDR	12,918	278,294
			278,294
Malaysia – 2.69%
±†	Eastern & Oriental	3,251,700	871,213
±	Hong Leong Bank	2,446,408	6,274,414
±	KLCC Property Holdings	4,175,100	3,675,239
±	Media Prima	2,218,400	1,404,738
±	Oriental Holdings	2,064,900	3,658,591
±†	UEM Land Holdings	15,698,475	6,544,991
			22,429,186
Mexico – 4.68%
	America Movil Series L ADR	170,000	8,047,800
*	Cemex ADR	1,239,000	13,418,370
*†	Empresas ICA	1,533,989	3,578,734
	Fomento Economico Mexicano ADR	146,122	6,163,426
	Grupo Televisa ADR	420,640	7,819,698
			39,028,028
Pakistan – 0.24%
@	Oil & Gas Development GDR	126,418	1,989,819
			1,989,819
Peru – 0.72%
	Cia de Minas Buenaventura ADR	166,400	5,990,400
			5,990,400
Philippines – 0.42%
	Philippine Long Distance Telephone ADR	67,800	3,492,378
			3,492,378
Poland – 0.78%
±	Enea	87,986	474,621
±†	Polska Grupa Energetyczna	210,021	1,344,097
±	Polski Koncern Naftowy Orlen	411,252	4,697,636
			6,516,354

		Number of shares	Value (U.S. $)
Common Stock (continued)
Republic of Korea – 12.20%
±	CJ	80,144	$3,985,283
±	Hyundai Elevator	40,821	1,290,846
	KB Financial Group ADR	341,693	13,660,886
±†	Korea Electric Power	220,420	5,923,818
*†	Korea Electric Power ADR	534,000	7,198,320
±	KT	213,064	7,889,786
	KT ADR	150,000	2,791,500
*	LG Display ADR	302,400	5,409,936
±	Lotte Chilsung Beverage	11,633	7,661,231
±	Lotte Confectionery	6,023	6,315,127
*	POSCO ADR	40,000	3,854,800
±	Samsung Electronics	23,073	14,928,251
±†	SK Communications	171,609	2,383,058
±	SK Energy	45,253	4,034,338
±	SK Holdings	16,519	1,149,053
±	SK Telecom	21,731	2,890,694
	SK Telecom ADR	660,438	10,269,811
			101,636,738
Russia – 7.03%
@†	Chelyabinsk Zink Plant GDR	143,300	501,579
@†=	Enel OGK-5 GDR	21,159	81,748
	Gazprom ADR	850,000	17,552,499
	LUKOIL ADR	101,920	4,876,872
	LUKOIL ADR (London International Exchange)	90,000	4,338,900
*	MMC Norilsk Nickel ADR	216,685	3,553,634
*	Mobile TeleSystems ADR	249,750	4,802,693
@	Sberbank	5,317,822	12,337,347
±	Surgutneftegaz ADR	400,000	3,593,624
@†=	TGK-5 GDR	8,772	15,558
*	VTB Bank GDR	1,232,482	5,864,766
*	Wimm-Bill-Dann Foods ADR	50,000	1,050,000
			58,569,220
South Africa – 8.84%
±†	Anglo Platinum	44,571	4,485,578
±	ArcelorMittal Steel South Africa	765,766	8,037,913
±†	Blue Label Telecoms	635,328	442,952
*	Gold Fields ADR	431,300	5,930,375
±	Impala Platinum Holdings	196,836	4,964,228

Statements of net assets
Delaware Emerging Markets Fund

		Number of shares	Value (U.S. $)
Common Stock (continued)
South Africa (continued)
±	JD Group	723,137	$3,875,625
±	MTN Group	184,354	2,577,591
±	Sasol	272,003	9,811,940
±	Standard Bank Group	669,555	9,383,702
±†	Sun International	290,543	3,355,874
±	Telkom	153,106	746,762
±	Tongaat Hulett	328,651	4,188,970
±*	Vodacom Group	1,930,090	15,833,002
			73,634,512
Taiwan – 5.31%
	Chunghwa Telecom ADR	374,999	7,147,481
±†	Evergreen Marine	6,140,000	3,503,439
±	Formosa Chemicals & Fibre	3,007,002	6,583,405
±	HTC	405,000	5,469,010
±	President Chain Store	1,407,372	3,925,841
±	Taiwan Semiconductor Manufacturing	4,226,632	7,735,427
±†	United Microelectronics	13,595,355	6,073,929
±†	Walsin Lihwa	10,711,756	3,824,411
			44,262,943
Thailand – 2.65%
±	Bangkok Bank-Foreign	1,015,349	3,579,514
@	PTT Exploration & Production -Foreign	1,131,800	4,954,124
±	Siam Cement NVDR	1,843,843	13,510,589
			22,044,227
Turkey – 2.89%
±†	Alarko Gayrimenkul Yatirim Ortakligi	97,776	978,686
±	Alarko Holding	1,970,440	4,355,056
±†	Turk Sise ve Cam Fabrikalari	3,893,779	4,479,277
±	Turkcell Iletisim Hizmet	715,275	3,855,730
±	Turkiye Is Bankasi Class C	1,784,010	5,493,836
±	Yazicilar Holding Class A	832,584	4,917,716
			24,080,301
United Kingdom – 1.12%
±†	Anglo American	132,917	5,077,000
†	Anglo American ADR	118,000	2,269,989
@±†	Griffin Mining	3,056,187	1,888,575
±†	Mwana Africa	781,129	104,783
			9,340,347

		Number of shares	Value (U.S. $)
	Common Stock (continued)
	United States – 10.72%
	Archer-Daniels-Midland	748,700	$18,919,649
	Bank of America	625,000	9,837,500
*	Bunge	385,000	18,772,600
	Goldman Sachs Group	82,500	11,901,450
†	Google Class A	21,000	10,188,780
*†	MEMC Electronic Materials	1,064,300	12,079,805
*†	Yahoo	500,000	7,670,000
			89,369,784
	Total Common Stock (cost $824,901,757)		770,591,362

	Convertible Preferred Stock – 0.05%Δ
	Malaysia – 0.05%
@±	Eastern & Oriental 8.00% exercise price
	MYR $1.00, expiration date 11/16/19	1,625,850	436,354
	Total Convertible Preferred Stock (cost $634,279)		436,354

	Preferred Stock – 5.58%Δ
	Brazil – 3.20%
†	Braskem Class A	541,994	3,178,107
@	Jereissati Participacoes 2.41%	2,399,405	1,638,135
	Vale Class A 2.22%	950,000	21,879,421
			26,695,663
	Republic of Korea – 1.82%
±	Hyundai Motor 2.48%	41,547	1,805,690
±	Samsung Electronics 1.50%	31,362	13,375,462
			15,181,152
	Russia – 0.56%
@	AK Transneft 0.95%	5,498	4,651,308
			4,651,308
	Total Preferred Stock (cost $32,472,451)		46,528,123

	Participation Notes – 0.06%
#=@†	Lehman Indian Oil CW 12 LEPO 144A	172,132	75,631
#=†	Lehman Oil & Natural Gas CW 12 LEPO 144A	254,590	370,475
	Total Participation Notes (cost $8,559,056)		446,106

Statements of net assets
Delaware Emerging Markets Fund

	Principal
	amount (U.S. $)	Value (U.S. $)
≠Discount Note – 2.05%
Federal Home Loan Bank 0.06% 6/1/10	$17,043,126	$17,043,126
Total Discount Note (cost $17,043,126)		17,043,126

Total Value of Securities Before Securities
Lending Collateral – 100.21% (cost $883,610,669)		835,045,071

	Number of shares
Securities Lending Collateral** – 2.23%
Investment Companies
Mellon GSL DBT II Collateral Fund	16,772,002	16,772,002
BNY Mellon SL DBT II Liquidating Fund	1,839,443	1,817,738
@† Mellon GSL Reinvestment Trust II	396,304	16,843
Total Securities Lending Collateral
(cost $19,007,749)		18,606,583

Total Value of Securities – 102.44%
(cost $902,618,418)		853,651,654 ©
Obligation to Return Securities
Lending Collateral** – (2.28%)		(19,007,749)
Liabilities Net of Receivables
and Other Assets – (0.16%)		(1,317,580)
Net Assets Applicable to 66,906,207
Shares Outstanding – 100.00%		$833,326,325

Net Asset Value – Delaware Emerging Markets Fund
Class A ($399,337,483 / 31,722,621 Shares)		$12.59
Net Asset Value – Delaware Emerging Markets Fund
Class B ($17,752,132 / 1,482,576 Shares)		$11.97
Net Asset Value – Delaware Emerging Markets Fund
Class C ($176,981,877 / 14,813,833 Shares)		$11.95
Net Asset Value – Delaware Emerging Markets Fund
Class R ($126,312 / 9,953 Shares)		$12.69
Net Asset Value – Delaware Emerging Markets Fund
Institutional Class ($239,128,521 / 18,877,224 Shares)		$12.67

Components of Net Assets at May 31, 2010:
Shares of beneficial interest (unlimited authorization – no par)	$876,470,295
Undistributed net investment income	8,706,296
Accumulated net realized loss on investments	(3,061,815)
Net unrealized depreciation of investments and foreign currencies	(48,788,451)
Total net assets	$833,326,325

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 7 in “Country and sector allocations.”
*	Fully or partially on loan.
†	Non income producing security.
=
Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2010, the aggregate amount of fair valued securities was $543,412, which represented 0.07% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

☐	Securities listed and traded on the Hong Kong Stock Exchange.
≠	The rate shown is the effective yield at the time of purchase.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2010, the aggregate amount of Rule 144A securities was $11,684,296, which represented 1.40% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

±
Security is being valued based on international fair value pricing. At May 31, 2010, the aggregate amount of international fair value priced securities was $329,416,876, which represented 39.53% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

**	See Note 9 in “Notes to financial statements.”
©	Includes $18,324,077 of securities loaned.
@	Illiquid security. At May 31, 2010, the aggregate amount of illiquid securities was $48,793,203, which represented 5.86% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

Statements of net assets
Delaware Emerging Markets Fund

Summary of abbreviations:
ADR — American Depositary Receipts
GDR — Global Depositary Receipts
IDR — Indonesia Rupiah
KRW — South Korean Won
LEPO — Low Exercise Price Option
MYR — Malaysian Ringgit
NVDR — Non-Voting Depositary Receipts
PLN — Polish Zloty
USD — United States Dollar

Net Asset Value and Offering Price Per Share –
Delaware Emerging Markets Fund
Net asset value Class A (A)	$12.59
Sales charge (5.75% of offering price) (B)	0.77
Offering price	$13.36

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

1The following foreign currency exchange contracts were outstanding at May 31, 2010:

Foreign Currency Exchange Contracts

					Unrealized
Contracts to					Appreciation
Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
IDR	(14,604,653,180)	USD	1,576,133	6/1/10	$12
KRW	1,159,428,675	USD	(972,186)	6/1/10	(2,050)
MYR	(32,512)	USD	9,681	6/1/10	(177)
PLN	(296,252)	USD	88,975	6/1/10	(49)
					$(2,264)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to Financial Statements.”

See accompanying notes

Statements of net assets
Delaware Global Value Fund	May 31, 2010 (Unaudited)

		Number of shares	Value (U.S. $)
Common Stock – 98.62%Δ
Australia – 1.03%
±	Coca-Cola Amatil	38,751	$354,146
			354,146
Brazil – 1.95%
	Petroleo Brasileiro ADR	9,700	300,409
*	Vale ADR	13,600	369,784
			670,193
Canada – 4.19%
	Agrium	3,000	164,670
†	CGI Group Class A	51,014	797,245
	TELUS	13,106	479,242
			1,441,157
China – 4.16%☐
±	Chaoda Modern Agriculture Holdings	548,000	526,518
±	CNOOC	286,000	441,294
*†	Sohu.com	10,500	464,100
			1,431,912
Finland – 0.97%
±	Nokia	33,197	333,471
			333,471
France – 9.42%
±*	AXA	27,530	447,867
±*	Compagnie de Saint-Gobain	7,697	292,138
±*	Lafarge	6,254	356,642
±*	PPR	2,490	293,071
±*	Publicis Groupe	6,762	277,578
±*	Sanofi-Aventis	5,337	319,462
±*	Teleperformance	11,286	310,423
±*	Total	3,370	156,114
±*	Vallourec	2,189	400,882
±*	Vivendi	18,024	387,633
			3,241,810
Germany – 2.70%
±*	Bayerische Motoren Werke	6,778	310,170
±	Deutsche Post	24,748	367,449
±*	Metro	4,812	251,581
			929,200

		Number of shares	Value (U.S. $)
Common Stock (continued)
Hong Kong – 1.91%■
±	Esprit Holdings	28,249	$159,429
±*	Techtronic Industries	153,000	133,090
±	Yue Yuen Industrial Holdings	121,000	366,091
			658,610
Italy – 3.65%
±*	Finmeccanica	32,485	337,090
±	Parmalat	182,814	437,063
±*	UniCredit	233,051	483,456
			1,257,609
Japan – 6.15%
±	Asahi Glass	42,500	445,889
±*	Don Quijote	14,700	379,354
±	ITOCHU	49,853	410,532
±	Mitsubishi UFJ Financial Group	66,554	322,246
±	Round One	23,429	159,073
±	Toyota Motor	11,050	400,062
			2,117,156
Luxembourg – 0.63%
±*	ArcelorMittal	7,204	217,439
			217,439
Netherlands – 1.06%
±	Koninklijke Philips Electronics	12,271	363,801
			363,801
Singapore – 1.21%
±	Singapore Airlines	41,067	415,221
			415,221
Spain – 1.44%
±	Banco Santander	49,240	495,433
			495,433
Sweden – 1.81%
*	Autoliv	6,800	323,000
±	Nordea Bank FDR	37,118	298,726
			621,726
Switzerland – 0.51%
±	Novartis	3,913	176,414
			176,414

Statements of net assets
Delaware Global Value Fund

		Number of shares	Value (U.S. $)
Common Stock (continued)
Taiwan – 2.49%
	Chunghwa Telecom ADR	15,940	$303,816
±	HTC	41,000	553,653
			857,469
United Kingdom – 4.96%
±	AstraZeneca	4,066	170,847
±†	Greggs	38,334	248,205
±	National Grid	34,331	247,830
±	Rexam	31,193	140,946
±	Standard Chartered	12,172	286,318
±	Tomkins	103,258	362,225
±	Vodafone Group	127,351	252,236
			1,708,607
United States – 48.38%
*†	AGCO	13,700	394,149
	American Express	13,900	554,193
	Archer-Daniels-Midland	21,500	543,305
	AT&T	20,700	503,010
	Ball	10,300	507,275
†	CACI International Class A	10,500	485,520
	Carnival	14,000	507,220
	Caterpillar	9,400	571,144
	Chesapeake Energy	21,700	484,778
	Chevron	6,200	457,994
	Cintas	21,600	561,600
†	Convergys	48,000	524,160
	Cooper Industries Class A	12,800	601,216
	Corning	27,600	481,068
†	Dell	45,700	609,181
	Discover Financial Services	34,000	457,300
	FedEx	5,100	425,799
*†	Imation	19,700	202,516
	Intel	24,700	529,074
	International Business Machines	6,800	851,769
†	Investment Technology Group	35,300	595,158
	JPMorgan Chase	16,300	645,154
	Lockheed Martin	7,200	575,424
	Lowe’s	23,400	579,150
	Microsoft	27,700	714,660
*†	Mylan	31,700	616,248

	Number of shares	Value (U.S. $)
Common Stock (continued)
United States (continued)
Omnicom Group	16,300	$618,585
Pfizer	32,600	496,498
Stanley Black & Decker	8,522	475,442
Travelers	11,300	559,011
Walgreen	16,300	522,252
		16,649,853
Total Common Stock (cost $35,601,705)		33,941,227

Rights – 0.08%
United Kingdom – 0.08%
±† National Grid	13,696	27,171
Total Rights (cost $0)		27,171

Total Value of Securities Before Securities
Lending Collateral – 98.70% (cost $35,601,705)		33,968,398

Securities Lending Collateral** – 15.50%
Investment Companies
Mellon GSL DBT II Collateral Fund	4,641,597	4,641,597
BNY Mellon SL DBT II Liquidating Fund	693,430	685,247
†@Mellon GSL Reinvestment Trust II	149,675	6,361
Total Securities Lending Collateral (cost $5,484,702)		5,333,205

Total Value of Securities – 114.20%
(cost $41,086,407)		39,301,603	©
Obligation to Return Securities
Lending Collateral** – (15.94%)		(5,484,702)
Receivables and Other Assets
Net of Liabilities – 1.74%		598,602
Net Assets Applicable to 4,636,572
Shares Outstanding – 100.00%		$34,415,503

Statements of net assets
Delaware Global Value Fund

Net Asset Value – Delaware Global Value Fund
Class A ($20,512,416 / 2,752,201 Shares)	$7.45
Net Asset Value – Delaware Global Value Fund
Class B ($3,373,044 / 458,023 Shares)	$7.36
Net Asset Value – Delaware Global Value Fund
Class C ($8,778,808 / 1,192,052 Shares)	$7.36
Net Asset Value – Delaware Global Value Fund
Institutional Class ($1,751,235 / 234,296 Shares)	$7.47

Components of Net Assets at May 31, 2010:
Shares of beneficial interest (unlimited authorization – no par)	$66,044,506
Undistributed net investment income	64,322
Accumulated net realized loss on investments	(29,909,682)
Net unrealized depreciation of investments and foreign currencies	(1,783,643)
Total net assets	$34,415,503

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 9 in “Country and sector allocations.”
☐	Securities listed and traded on the Hong Kong Stock Exchange.
†	Non income producing security.
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
*	Fully or partially on loan.
**	See Note 9 in “Notes to financial statements.”
±
Security is being valued based on international fair value pricing. At May 31, 2010, the aggregate amount of international fair value priced securities was $14,116,279, which represented 41.02% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

@	Illiquid security. At May 31, 2010, the aggregate amount of illiquid securities was $6,361, which represented 0.02% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
©	Includes $5,217,666 of securities loaned.

Summary of abbreviations:
ADR — American Depositary Receipts
EUR — European Monetary Unit
FDR — Foreign Depositary Receipts
HKD — Hong Kong Dollar
USD — United States Dollar

Net Asset Value and Offering Price Per Share –
Delaware Global Value Fund
Net asset value Class A (A)	$7.45
Sales charge (5.75% of offering price) (B)	0.45
Offering price	$7.90

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

1The following foreign currency exchange contracts were outstanding at May 31, 2010:

Foreign Currency Exchange Contracts

Contracts to					Unrealized
Receive (Deliver)		In Exchange For		Settlement Date	Depreciation
EUR	(56)	USD	68	6/1/10	$(1)
HKD	967,099	USD	(124,274)	6/1/10	(83)
					$(84)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized depreciation is reflected in the Fund’s net assets.

1See Note 8 in ”Notes to financial statements.”

See accompanying notes

Statements of operations
Delaware International Funds	Six Months Ended May 31, 2010 (Unaudited)

	Delaware	Delaware	Delaware
	International	Emerging	Global
	Value Equity	Markets	Value
	Fund	Fund	Fund
Investment Income:
Dividends	$6,023,203	$17,780,194	$529,483
Interest	368	133,033	302
Securities lending income	270,944	60,784	18,613
Foreign tax withheld	(580,548)	(648,491)	(37,027)
	5,713,967	17,325,520	511,371

Expenses:
Management fees	1,463,164	4,993,873	167,172
Dividend disbursing and transfer agent
fees and expenses	710,225	835,587	92,727
Distribution expenses – Class A	219,581	646,266	35,559
Distribution expenses – Class B	49,129	99,292	19,448
Distribution expenses – Class C	256,687	872,592	50,946
Distribution expenses – Class R	8,816	118	—
Custodian fees	74,967	222,330	19,550
Accounting and administration expenses	68,468	161,361	7,823
Registration fees	32,603	33,831	26,827
Reports and statements to shareholders	27,602	73,705	6,057
Dues and services	23,953	20,213	2,705
Legal fees	21,097	47,351	2,056
Audit and tax	18,025	27,133	6,693
Trustees’ fees	11,578	26,384	1,418
Insurance fees	6,744	12,028	755
Pricing fees	3,603	5,949	3,416
Consulting fees	1,670	4,287	196
Trustees’ expenses	978	2,055	104
	2,998,890	8,084,355	443,452
Less fees waived	(134,916)	—	(81,195)
Less waived distribution expenses – Class A	—	(107,711)	(5,927)
Less waived distribution expenses – Class R	(1,469)	(20)	—
Total operating expenses	2,862,505	7,976,624	356,330
Net Investment Income	2,851,462	9,348,896	155,041

	Delaware	Delaware	Delaware
	International	Emerging	Global
	Value Equity	Markets	Value
	Fund	Fund	Fund
Net Realized and Unrealized
Gain (Loss) on Investments
and Foreign Currencies:
Net realized gain (loss) on:
Investments	$7,008,132	$16,627,897	$430,932
Foreign currencies	(641,331)	(234,005)	(50,879)
Net realized gain	6,366,801	16,393,892	380,053
Net change in unrealized appreciation/
depreciation of investments
and foreign currencies	(38,030,297)	(51,523,850)	(2,790,074)
Net Realized and Unrealized Loss on
Investments and Foreign Currencies	(31,663,496)	(35,129,958)	(2,410,021)

Net Decrease in Net Assets Resulting
from Operations	$(28,812,034)	$(25,781,062)	$(2,254,980)

See accompanying notes

Statements of changes in net assets
Delaware International Value Equity Fund

	Six Months	Year
	Ended	Ended
	5/31/10	11/30/09
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,851,462	$8,313,361
Net realized gain (loss) on investments
and foreign currencies	6,366,801	(116,077,253)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(38,030,297)	236,758,415
Net increase (decrease) in net assets resulting
from operations	(28,812,034)	128,994,523

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,100,163)	(6,521,227)
Class B	(155,771)	(300,650)
Class C	(795,505)	(1,386,689)
Class R	(55,397)	(43,071)
Institutional Class	(3,166,321)	(5,973,195)
	(7,273,157)	(14,224,832)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,332,652	18,572,918
Class B	66,596	200,347
Class C	1,911,419	3,618,349
Class R	414,593	1,584,095
Institutional Class	7,881,842	11,650,494
Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	2,840,063	6,085,510
Class B	143,120	284,879
Class C	747,520	1,323,779
Class R	55,397	43,071
Institutional Class	3,117,321	5,951,192
	23,510,523	49,314,634

	Six Months	Year
	Ended	Ended
	5/31/10	11/30/09
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(21,803,481)	$(98,071,991)
Class B	(1,890,651)	(4,365,200)
Class C	(7,969,799)	(18,772,886)
Class R	(388,230)	(609,984)
Institutional Class	(19,849,488)	(66,873,100)
	(51,901,649)	(188,693,161)
Decrease in net assets derived from
capital share transactions	(28,391,126)	(139,378,527)
Net Decrease in Net Assets	(64,476,317)	(24,608,836)

Net Assets:
Beginning of period	363,561,017	388,169,853
End of period	$299,084,700	$363,561,017

Undistributed net investment income	$2,127,667	$7,190,693

See accompanying notes

Statements of changes in net assets
Delaware Emerging Markets Fund

	Six Months	Year
	Ended	Ended
	5/31/10	11/30/09*
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$9,348,896	$1,432,648
Net realized gain (loss) on investments
and foreign currencies	16,393,892	(18,905,848)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(51,523,850)	297,426,411
Net increase (decrease) in net assets resulting
from operations	(25,781,062)	279,953,211

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(157,722)	(415,388)
Institutional Class	(360,097)	(284,008)

Net realized gain on investments:
Class A	—	(21,325,001)
Class B	—	(1,505,363)
Class C	—	(8,646,856)
Institutional Class	—	(4,583,103)
	(517,819)	(36,759,719)

Capital Share Transactions:
Proceeds from shares sold:
Class A	140,235,831	132,947,076
Class B	558,428	574,995
Class C	42,610,824	41,236,063
Class R	138,573	181
Institutional Class	131,731,873	70,955,580

	Six Months	Year
	Ended	Ended
	5/31/10	11/30/09*
	(Unaudited)
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	$143,191	$20,094,969
Class B	—	1,361,700
Class C	—	8,062,548
Institutional Class	278,887	4,749,439
	315,697,607	279,982,551
Cost of shares repurchased:
Class A	(129,799,366)	(103,792,285)
Class B	(2,426,020)	(4,455,109)
Class C	(16,538,660)	(28,667,770)
Class R	(238)	(1)
Institutional Class	(33,215,244)	(18,688,221)
	(181,979,528)	(155,603,386)
Increase in net assets derived from
capital share transactions	133,718,079	124,379,165
Net Increase in Net Assets	107,419,198	367,572,657

Net Assets:
Beginning of period	725,907,127	358,334,470
End of period	$833,326,325	$725,907,127

Undistributed net investment income	$8,706,296	$210,988

*Class R commenced operations on August 31, 2009.

See accompanying notes

Statements of changes in net assets
Delaware Global Value Fund

	Six Months	Year
	Ended	Ended
	5/31/10	11/30/09
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$155,041	$514,005
Net realized gain (loss) on investments
and foreign currencies	380,053	(12,531,289)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(2,790,074)	25,250,293
Net increase (decrease) in net assets resulting
from operations	(2,254,980)	13,233,009

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(337,530)	(609,676)
Class B	(32,321)	(65,574)
Class C	(83,154)	(183,443)
Institutional Class	(22,003)	(34,178)
	(475,008)	(892,871)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,662,056	3,258,853
Class B	14,332	135,860
Class C	282,098	875,982
Institutional Class	642,862	190,696
Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	300,220	548,142
Class B	24,233	55,280
Class C	73,288	163,582
Institutional Class	21,847	33,393
	3,020,936	5,261,788

	Six Months	Year
	Ended	Ended
	5/31/10	11/30/09
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(4,642,890)	$(8,234,329)
Class B	(656,797)	(1,313,679)
Class C	(1,734,372)	(4,856,945)
Institutional Class	(154,285)	(368,924)
	(7,188,344)	(14,773,877)
Decrease in net assets derived from
capital share transactions	(4,167,408)	(9,512,089)
Net Increase (Decrease) in Net Assets	(6,897,396)	2,828,049

Net Assets:
Beginning of period	41,312,899	38,484,850
End of period	$34,415,503	$41,312,899

Undistributed net investment income	$64,322	$435,168

See accompanying notes

Financial highlights
Delaware International Value Equity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/101	11/30/09	11/30/08	11/30/07	11/30/06	11/30/05
(Unaudited)
$11.400	$8.120	$16.750	$16.010	$18.130	$16.340

0.093	0.212	0.288	0.205	0.339	0.388
(1.071)	3.375	(7.995)	1.504	3.220	1.610
(0.978)	3.587	(7.707)	1.709	3.559	1.998

(0.232)	(0.307)	(0.204)	(0.174)	(0.412)	(0.063)
—	—	(0.719)	(0.795)	(5.267)	(0.145)
(0.232)	(0.307)	(0.923)	(0.969)	(5.679)	(0.208)

$10.190	$11.400	$8.120	$16.750	$16.010	$18.130

(8.76% )	44.76%	(48.60% )	11.24%	23.57%	12.35%

$126,788	$154,721	$178,072	$472,533	$472,803	$468,217
1.65%	1.52%	1.40%	1.40%	1.41%	1.48%

1.73%	1.78%	1.49%	1.40%	1.43%	1.48%
1.67%	2.33%	2.19%	1.25%	2.05%	2.24%

1.59%	2.07%	2.10%	1.25%	2.03%	2.24%
35%	35%	32%	26%	127%	14%

Financial highlights
Delaware International Value Equity Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/101	11/30/09	11/30/08	11/30/07	11/30/06	11/30/05
(Unaudited)
$11.230	$7.980	$16.470	$15.750	$17.910	$16.200

0.054	0.149	0.197	0.092	0.226	0.269
(1.057)	3.322	(7.876)	1.484	3.173	1.586
(1.003)	3.471	(7.679)	1.576	3.399	1.855

(0.167)	(0.221)	(0.092)	(0.061)	(0.292)	—
—	—	(0.719)	(0.795)	(5.267)	(0.145)
(0.167)	(0.221)	(0.811)	(0.856)	(5.559)	(0.145)

$10.060	$11.230	$7.980	$16.470	$15.750	$17.910

(9.07% )	43.65%	(48.95% )	10.48%	22.70%	11.53%

$8,155	$10,796	$11,227	$34,520	$39,834	$38,284
2.35%	2.22%	2.10%	2.10%	2.11%	2.18%

2.43%	2.48%	2.19%	2.10%	2.13%	2.18%
0.97%	1.63%	1.49%	0.55%	1.35%	1.54%

0.89%	1.37%	1.40%	0.55%	1.33%	1.54%
35%	35%	32%	26%	127%	14%

Financial highlights
Delaware International Value Equity Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/101	11/30/09	11/30/08	11/30/07	11/30/06	11/30/05
(Unaudited)
$11.220	$7.960	$16.450	$15.730	$17.890	$16.180

0.055	0.149	0.197	0.092	0.226	0.269
(1.068)	3.332	(7.876)	1.484	3.173	1.586
(1.013)	3.481	(7.679)	1.576	3.399	1.855

(0.167)	(0.221)	(0.092)	(0.061)	(0.292)	—
—	—	(0.719)	(0.795)	(5.267)	(0.145)
(0.167)	(0.221)	(0.811)	(0.856)	(5.559)	(0.145)

$10.040	$11.220	$7.960	$16.450	$15.730	$17.890

(9.08% )	43.71%	(49.01% )	10.50%	22.73%	11.55%

$43,758	$54,235	$51,420	$144,106	$144,298	$124,931
2.35%	2.22%	2.10%	2.10%	2.11%	2.18%

2.43%	2.48%	2.19%	2.10%	2.13%	2.18%
0.97%	1.63%	1.49%	0.55%	1.35%	1.54%

0.89%	1.37%	1.40%	0.55%	1.33%	1.54%
35%	35%	32%	26%	127%	14%

Financial highlights
Delaware International Value Equity Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/101	11/30/09	11/30/08	11/30/07	11/30/06	11/30/05
(Unaudited)
$11.360	$8.080	$16.670	$15.930	$18.050	$16.270

0.082	0.192	0.261	0.173	0.308	0.343
(1.071)	3.370	(7.960)	1.504	3.207	1.600
(0.989)	3.562	(7.699)	1.677	3.515	1.943

(0.211)	(0.282)	(0.172)	(0.142)	(0.368)	(0.018)
—	—	(0.719)	(0.795)	(5.267)	(0.145)
(0.211)	(0.282)	(0.891)	(0.937)	(5.635)	(0.163)

$10.160	$11.360	$8.080	$16.670	$15.930	$18.050

(8.87% )	44.55%	(48.70% )	11.07%	23.33%	12.04%

$2,743	$2,985	$1,259	$3,076	$4,575	$3,097
1.85%	1.72%	1.60%	1.60%	1.61%	1.74%

2.03%	2.08%	1.79%	1.70%	1.73%	1.78%
1.47%	2.13%	1.99%	1.05%	1.85%	1.98%

1.29%	1.77%	1.80%	0.95%	1.73%	1.94%
35%	35%	32%	26%	127%	14%

Financial highlights
Delaware International Value Equity Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/101	11/30/09	11/30/08	11/30/07	11/30/06	11/30/05
(Unaudited)
$11.450	$8.170	$16.850	$16.100	$18.210	$16.410

0.110	0.239	0.327	0.255	0.389	0.439
(1.080)	3.385	(8.034)	1.513	3.233	1.614
(0.970)	3.624	(7.707)	1.768	3.622	2.053

(0.260)	(0.344)	(0.254)	(0.223)	(0.465)	(0.108)
—	—	(0.719)	(0.795)	(5.267)	(0.145)
(0.260)	(0.344)	(0.973)	(1.018)	(5.732)	(0.253)

$10.220	$11.450	$8.170	$16.850	$16.100	$18.210

(8.58% )	45.13%	(48.44% )	11.59%	23.93%	12.67%

$117,641	$140,824	$146,192	$399,014	$355,347	$276,499
1.35%	1.22%	1.10%	1.10%	1.11%	1.18%

1.43%	1.48%	1.19%	1.10%	1.13%	1.18%
1.97%	2.63%	2.49%	1.55%	2.35%	2.54%

1.89%	2.37%	2.40%	1.55%	2.33%	2.54%
35%	35%	32%	26%	127%	14%

Financial highlights
Delaware Emerging Markets Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/101	11/30/09	11/30/08	11/30/07	11/30/06	11/30/05
(Unaudited)
$12.880	$7.940	$22.760	$21.280	$17.950	$14.550

0.161	0.043	0.137	0.184	0.419	0.309
(0.446)	5.736	(9.242)	7.117	4.080	3.567
(0.285)	5.779	(9.105)	7.301	4.499	3.876

(0.005)	(0.016)	(0.234)	(0.523)	(0.269)	(0.092)
—	(0.823)	(5.481)	(5.298)	(0.900)	(0.384)
(0.005)	(0.839)	(5.715)	(5.821)	(1.169)	(0.476)

$12.590	$12.880	$7.940	$22.760	$21.280	$17.950

(2.21% )	79.84%	(53.37% )	46.11%	26.52%	27.42%

$399,337	$399,840	$213,581	$673,309	$533,042	$724,417
1.84%	1.91%	1.83%	1.97%	1.94%	1.97%

1.89%	1.98%	1.88%	2.02%	1.99%	2.02%
2.43%	0.45%	0.94%	0.97%	2.23%	1.90%

2.38%	0.38%	0.89%	0.92%	2.18%	1.85%
34%	37%	37%	108%	46%	25%

Financial highlights
Delaware Emerging Markets Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/101	11/30/09	11/30/08	11/30/07	11/30/06	11/30/05
(Unaudited)
$12.300	$7.640	$22.120	$20.830	$17.600	$14.290

0.113	(0.025)	0.030	0.045	0.280	0.191
(0.443)	5.508	(8.936)	6.926	3.998	3.503
(0.330)	5.483	(8.906)	6.971	4.278	3.694

—	—	(0.093)	(0.383)	(0.148)	—
—	(0.823)	(5.481)	(5.298)	(0.900)	(0.384)
—	(0.823)	(5.574)	(5.681)	(1.048)	(0.384)

$11.970	$12.300	$7.640	$22.120	$20.830	$17.600

(2.68% )	78.59%	(53.76% )	44.97%	25.59%	26.47%

$17,752	$20,022	$14,620	$45,978	$37,944	$36,399
2.59%	2.66%	2.58%	2.72%	2.69%	2.72%

2.59%	2.68%	2.58%	2.72%	2.69%	2.72%
1.68%	(0.30% )	0.19%	0.22%	1.48%	1.15%

1.68%	(0.32% )	0.19%	0.22%	1.48%	1.15%
34%	37%	37%	108%	46%	25%

Financial highlights
Delaware Emerging Markets Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/101	11/30/09	11/30/08	11/30/07	11/30/06	11/30/05
(Unaudited)
$12.270	$7.630	$22.090	$20.800	$17.580	$14.270

0.114	(0.026)	0.031	0.045	0.280	0.191
(0.434)	5.489	(8.917)	6.926	3.988	3.503
(0.320)	5.463	(8.886)	6.971	4.268	3.694

—	—	(0.093)	(0.383)	(0.148)	—
—	(0.823)	(5.481)	(5.298)	(0.900)	(0.384)
—	(0.823)	(5.574)	(5.681)	(1.048)	(0.384)

$11.950	$12.270	$7.630	$22.090	$20.800	$17.580

(2.61% )	78.68%	(53.75% )	45.03%	25.56%	26.51%

$176,982	$157,383	$84,436	$237,832	$183,562	$211,896
2.59%	2.66%	2.58%	2.72%	2.69%	2.72%

2.59%	2.68%	2.58%	2.72%	2.69%	2.72%
1.68%	(0.30% )	0.19%	0.22%	1.48%	1.15%

1.68%	(0.32% )	0.19%	0.22%	1.48%	1.15%
34%	37%	37%	108%	46%	25%

Financial highlights
Delaware Emerging Markets Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months Ended	8/31/091
	5/31/102	to 11/30/09
	(Unaudited)
Net asset value, beginning of period	$13.010	$11.520

Income (loss) from investment operations:
Net investment income (loss)3	0.144	(0.030)
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.459)	1.520
Total from investment operations	(0.315)	1.490

Less dividends and distributions from:
Net investment income	(0.005)	—
Total dividends and distributions	(0.005)	—

Net asset value, end of period	$12.690	$13.010

Total return4	(2.42% )	12.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$126	$—
Ratio of expenses to average net assets	2.09%	2.11%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.19%	2.22%
Ratio of net investment income (loss) to average net assets	2.18%	(0.88%	)
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	2.08%	(0.99%	)
Portfolio turnover	34%	37%	5

1 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2 Ratios and portfolio turnover have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
5 Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

Financial highlights
Delaware Emerging Markets Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/101	11/30/09	11/30/08	11/30/07	11/30/06	11/30/05
(Unaudited)
$12.980	$8.000	$22.910	$21.390	$18.030	$14.610

0.177	0.068	0.175	0.232	0.466	0.349
(0.456)	5.786	(9.321)	7.157	4.104	3.579
(0.279)	5.854	(9.146)	7.389	4.570	3.928

(0.031)	(0.051)	(0.283)	(0.571)	(0.310)	(0.124)
—	(0.823)	(5.481)	(5.298)	(0.900)	(0.384)
(0.031)	(0.874)	(5.764)	(5.869)	(1.210)	(0.508)

$12.670	$12.980	$8.000	$22.910	$21.390	$18.030

(2.08% )	80.39%	(53.30% )	46.49%	26.87%	27.73%

$239,129	$148,662	$45,697	$110,327	$112,964	$255,608
1.59%	1.66%	1.58%	1.72%	1.69%	1.72%

1.59%	1.68%	1.58%	1.72%	1.69%	1.72%
2.68%	0.70%	1.19%	1.22%	2.48%	2.15%

2.68%	0.68%	1.19%	1.22%	2.48%	2.15%
34%	37%	37%	108%	46%	25%

Financial highlights
Delaware Global Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/101	11/30/09	11/30/08	11/30/07	11/30/06	11/30/05
(Unaudited)
$8.050	$5.790	$11.850	$13.260	$11.660	$10.810

0.042	0.106	0.172	0.145	0.111	0.120
(0.532)	2.315	(5.554)	0.663	3.084	1.231
(0.490)	2.421	(5.382)	0.808	3.195	1.351

(0.110)	(0.161)	(0.138)	(0.066)	(0.238)	(0.016)
—	—	(0.540)	(2.152)	(1.357)	(0.485)
(0.110)	(0.161)	(0.678)	(2.218)	(1.595)	(0.501)

$7.450	$8.050	$5.790	$11.850	$13.260	$11.660

(6.18% )	42.14%	(48.12% )	6.96%	30.83%	12.97%

$20,513	$24,823	$22,034	$66,024	$36,416	$20,613
1.55%	1.56%	1.45%	1.45%	1.59%	1.89%

2.02%	2.09%	1.76%	1.57%	1.88%	2.13%
1.05%	1.66%	1.84%	1.22%	0.93%	1.06%

0.58%	1.13%	1.53%	1.10%	0.64%	0.82%
61%	47%	78%	31%	124%	51%

Financial highlights
Delaware Global Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/101	11/30/09	11/30/08	11/30/07	11/30/06	11/30/05
(Unaudited)
$7.940	$5.680	$11.640	$13.070	$11.510	$10.740

0.012	0.059	0.104	0.057	0.022	0.037
(0.530)	2.297	(5.474)	0.665	3.050	1.218
(0.518)	2.356	(5.370)	0.722	3.072	1.255

(0.062)	(0.096)	(0.050)	—	(0.155)	—
—	—	(0.540)	(2.152)	(1.357)	(0.485)
(0.062)	(0.096)	(0.590)	(2.152)	(1.512)	(0.485)

$7.360	$7.940	$5.680	$11.640	$13.070	$11.510

(6.58% )	41.36%	(48.51% )	6.08%	29.95%	12.11%

$3,373	$4,255	$4,103	$10,893	$7,453	$3,483
2.30%	2.31%	2.20%	2.20%	2.34%	2.64%

2.72%	2.79%	2.46%	2.27%	2.58%	2.83%
0.30%	0.91%	1.09%	0.47%	0.18%	0.31%

(0.12% )	0.43%	0.83%	0.40%	(0.06% )	0.12%
61%	47%	78%	31%	124%	51%

Financial highlights
Delaware Global Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/101	11/30/09	11/30/08	11/30/07	11/30/06	11/30/05
(Unaudited)
$7.940	$5.690	$11.650	$13.090	$11.520	$10.750

0.012	0.059	0.102	0.057	0.022	0.037
(0.530)	2.287	(5.472)	0.655	3.060	1.218
(0.518)	2.346	(5.370)	0.712	3.082	1.255

(0.062)	(0.096)	(0.050)	—	(0.155)	—
—	—	(0.540)	(2.152)	(1.357)	(0.485)
(0.062)	(0.096)	(0.590)	(2.152)	(1.512)	(0.485)

$7.360	$7.940	$5.690	$11.650	$13.090	$11.520

(6.58% )	41.12%	(48.51% )	6.17%	29.92%	12.10%

$8,779	$10,845	$11,260	$39,463	$17,545	$6,380
2.30%	2.31%	2.20%	2.20%	2.34%	2.64%

2.72%	2.79%	2.46%	2.27%	2.58%	2.83%
0.30%	0.91%	1.09%	0.47%	0.18%	0.31%

(0.12% )	0.43%	0.83%	0.40%	(0.06% )	0.12%
61%	47%	78%	31%	124%	51%

Financial highlights
Delaware Global Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/101	11/30/09	11/30/08	11/30/07	11/30/06	11/30/05
(Unaudited)
$8.080	$5.810	$11.910	$13.310	$11.700	$10.840

0.052	0.123	0.195	0.176	0.141	0.148
(0.535)	2.330	(5.587)	0.673	3.092	1.237
(0.483)	2.453	(5.392)	0.849	3.233	1.385

(0.127)	(0.183)	(0.168)	(0.097)	(0.266)	(0.040)
—	—	(0.540)	(2.152)	(1.357)	(0.485)
(0.127)	(0.183)	(0.708)	(2.249)	(1.623)	(0.525)

$7.470	$8.080	$5.810	$11.910	$13.310	$11.700

(6.08% )	42.46%	(48.03% )	7.12%	31.24%	13.28%

$1,751	$1,390	$1,088	$2,398	$5,193	$4,576
1.30%	1.31%	1.20%	1.20%	1.34%	1.64%

1.72%	1.79%	1.46%	1.27%	1.58%	1.83%
1.30%	1.91%	2.09%	1.47%	1.18%	1.31%

0.88%	1.43%	1.83%	1.40%	0.94%	1.12%
61%	47%	78%	31%	124%	51%

Notes to financial statements
Delaware International Funds	May 31, 2010 (Unaudited)

Delaware Group® Global & International Funds (Trust) is organized as a Delaware statutory trust and offers five series: Delaware International Value Equity Fund, Delaware Emerging Markets Fund, Delaware Global Value Fund, Delaware Focus Global Growth Fund and Delaware Macquarie Global Infrastructure Fund. These financial statements and the related notes pertain to Delaware International Value Equity Fund, Delaware Emerging Markets Fund and Delaware Global Value Fund (each, a Fund or collectively as the Funds). The Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. As of May 31, 2010, Delaware Global Value Fund has not commenced operations of the Class R shares.

The investment objective of Delaware International Value Equity Fund is to seek long-term growth without undue risk to principal.

The investment objective of Delaware Emerging Markets Fund and Delaware Global Value Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Investment companies are valued at net asset value per share. Short-term debt securities are valued at market value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (November 30, 2006 – November 30, 2009), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — Each Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At May 31, 2010, the Funds held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments which is due to changes in the foreign exchange rates from that which are due to changes in market prices. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Notes to financial statements
Delaware International Funds

1. Significant Accounting Policies (continued)

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for the financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Each Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2010.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective Investment Management Agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund’s average daily net assets as follows:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
On the first $500 million	0.85%	1.25%	0.85%
On the next $500 million	0.80%	1.20%	0.80%
On the next $1.5 billion	0.75%	1.15%	0.75%
In excess of $2.5 billion	0.70%	1.10%	0.70%

Effective March 30, 2010, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses and certain other expenses), do not exceed specified percentages of average daily net assets through March 30, 2011 as shown below.

These waivers and reimbursements may be terminated only by agreement of the Manager and the Funds. Prior to March 30, 2010, these waivers were voluntary.

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Contractual operating Expense
limitation as a percentage of
average net assets effective as of
March 30, 2010	1.35%	1.75%	1.30%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2010, each Fund was charged for these services as follows:

Delaware International	Delaware Emerging	Delaware Global
Value Equity Fund	Markets Fund	Value Fund
$8,607	$20,288	$983

DSC also provides dividend disbursing and transfer agency services. The Funds pay DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares, and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive Delaware International Value Equity Fund’s Class R shares’ 12b-1 fees through March 30, 2011 to no more than 0.50% of average daily net assets of the Class. For Delaware Emerging Markets Fund and Delaware Global Value Fund, DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fees through March 30, 2011 to no more than 0.25% and 0.50%, respectively, of each Classes’ average daily net assets.

Notes to financial statements
Delaware International Funds

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At May 31, 2010, the Funds had liabilities payable to affiliates as follows:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Investment management fee
payable to DMC	$201,517	$867,610	$11,407
Dividend disbursing, transfer
agent and fund accounting
oversight fees, and other
expenses payable to DSC	49,924	70,835	6,012
Distribution fees payable to DDLP	81,785	257,556	15,498
Other expenses payable to DMC
and affiliates*	48,952	81,900	7,629

*DMC, as part of its administrative services, pays operating expenses on behalf of the Funds and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Funds bear the cost of certain legal and tax services, including internal legal and tax services provided to the Funds by DMC and/or its affiliates’ employees. For the six months ended May 31, 2010, the Funds were charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware International	Delaware Emerging	Delaware Global
Value Equity Fund	Markets Fund	Value Fund
$1,986	$13,308	$309

For the six months ended May 31, 2010, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware International	Delaware Emerging	Delaware Global
Value Equity Fund	Markets Fund	Value Fund
$6,754	$88,756	$2,358

For the six months ended May 31, 2010, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Class A	$—	$—	$—
Class B	6,514	9,290	2,934
Class C	964	10,420	158

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For six months ended May 31, 2010, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Purchases	$59,443,749	$261,833,622	$11,867,275
Sales	102,955,871	133,360,228	17,209,060

At May 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2010, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Cost of investments	$403,295,515	$904,413,930	$42,117,616
Aggregate unrealized appreciation	$24,159,043	$94,540,722	$2,795,802
Aggregate unrealized depreciation	(74,460,008)	(145,302,998)	(5,611,815)
Net unrealized depreciation	$(50,300,965)	$(50,762,276)	$(2,816,013)

U.S. GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

Notes to financial statements
Delaware International Funds

3. Investments (continued)

The following table summarizes the valuation of the Delaware International Value Equity Fund’s investments by fair value hierarchy levels as of May 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$52,166,018	$239,611,981	$—	$291,777,999
Short-Term Investments	—	1,122,008	—	1,122,008
Other	—	513,309	—	513,309
Securities Lending Collateral	54,058,031	5,457,156	66,047	59,581,234
Total	$106,224,049	$246,704,454	$66,047	$352,994,550

Foreign currency exchange
contracts	$—	$(34,295)	$—	$(34,295)

As a result of utilizing international fair value pricing at May 31, 2010, the majority of the portfolio was categorized as level 2 in the hierarchy.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Delaware International
Value Equity Fund
Securities Lending
Collateral
Balance as of 11/30/09	$66,047
Net change in unrealized appreciation/depreciation	—
Balance as of 5/31/10	$66,047

Net change in unrealized appreciation/depreciation from
investments still held as of 5/31/10	$—

The following table summarizes the valuation of the Delaware Emerging Markets Fund’s investments by fair value hierarchy levels as of May 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$450,178,880	$320,315,176	$97,306	$770,591,362
Corporate Debt	—	436,354	—	436,354
Short-Term Investments	—	17,043,126	—	17,043,126
Securities Lending Collateral	16,772,002	1,817,738	16,843	18,606,583
Other	31,346,971	15,181,152	446,106	46,974,229
Total	$498,297,853	$354,793,546	$560,255	$853,651,654

Foreign currency exchange
contracts	$—	$(2,264)	$—	$(2,264)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Delaware Emerging Markets Fund
		Securities
	Common	Lending
	Stock	Collateral	Other	Total
Balance as of 11/30/09	$80,000	$16,843	$906,336	$1,003,179
Transfers into Level 3	105,246	—	—	105,246
Transfers out of Level 3	—	—	(634,279)	(634,279)
Net change in unrealized
appreciation/depreciation	(87,940)	—	174,049	86,109
Balance as of 5/31/10	$97,306	$16,843	$446,106	$560,255

Net change in unrealized appreciation/
depreciation from investments still
held as of 5/31/10	$(87,940)	$—	$(12,694)	$(100,634)

The following table summarizes the valuation of the Delaware Global Value Fund’s investments by fair value hierarchy levels as of May 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$19,852,119	$14,089,108	$—	$33,941,227
Other	—	27,171	—	27,171
Securities Lending Collateral	4,641,597	685,247	6,361	5,333,205
Total	$24,493,716	$14,801,526	$6,361	$39,301,603

Foreign currency
exchange contracts	$—	$(84)	$—	$(84)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Delaware Global Value Fund
Securities
Collateral
Balance as of 11/30/09	$6,361
Net change in unrealized appreciation/depreciation	—
Balance as of 5/31/10	$6,361

Net change in unrealized appreciation/depreciation from
investments still held as of 5/31/10	$—

Notes to financial statements
Delaware International Funds

3. Investments (continued)

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented on the previous page. The new disclosures and clarifications of existing disclosures are generally effective for the Funds’ year ending November 30, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2010 and the year ended November 30, 2009 was as follows:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Six Months Ended May 31, 2010:*
Ordinary income	$7,273,157	$517,819	$475,008

Year Ended November 30, 2009:
Ordinary income	$14,224,832	$5,769,101	$892,871
Long-term capital gain	—	30,990,618	—
Total	$14,224,832	$36,759,719	$892,871

*Tax information for the six months ended May 31, 2010 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2010, the estimated components of net assets on a tax basis were as follows:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Shares of beneficial interest	$546,742,736	$876,470,295	$66,044,506
Undistributed ordinary income	2,114,655	8,896,149	64,322
Realized gains 12/1/09-5/31/10	7,523,462	15,798,112	325,416
Capital loss carryforwards as
of 11/30/09	(206,971,426)	(17,254,268)	(29,203,889)
Unrealized depreciation of investments
and foreign currencies	(50,324,727)	(50,583,963)	(2,814,852)
Net assets	$299,084,700	$833,326,325	$34,415,503

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of foreign currency contracts and tax treatment of unrealized gain on investments in passive foreign investment companies.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions, gain (loss) on foreign currency transactions, and tax treatment of Brazilian and Indian foreign taxes. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2010, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Paid in capital	$—	$7,798	$—
Undistributed net investment income	(641,331)	(335,769)	(50,879)
Accumulated net realized gain	641,331	327,971	50,879

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at November 30, 2009, will expire as follows:

	Delaware International	Delaware Emerging	Delaware Global
Year of Expiration	Value Equity Fund	Markets Fund	Value Fund
2016	$93,681,845	$—	$16,661,212
2017	113,289,581	17,254,268	12,542,677
Total	$206,971,426	$17,254,268	$29,203,889

For the six months ended May 31, 2010, the Funds had capital gains which may reduce the capital loss carryforwards as follows:

Delaware International	Delaware Emerging	Delaware Global
Value Equity Fund	Markets Fund	Value Fund
$7,523,462	$15,798,112	$325,416

Notes to financial statements
Delaware International Funds

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware International		Delaware Emerging
	Value Equity Fund		Markets Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	5/31/10	11/30/09	5/31/10	11/30/09*
Shares sold:
Class A	494,747	2,197,709	10,342,490	12,840,246
Class B	2,016	21,758	43,397	55,355
Class C	134,287	401,473	3,304,121	4,051,146
Class R	17,648	166,581	9,958	14
Institutional Class	698,882	1,262,813	9,885,125	7,136,694

Shares issued upon reinvestment
of dividends and distributions:
Class A	322,145	742,073	32,160	2,668,520
Class B	17,018	35,040	—	188,080
Class C	104,870	163,027	—	1,116,696
Class R	24,775	5,392	—	—
Institutional Class	277,836	724,871	21,128	627,402
	2,094,224	5,720,737	23,638,379	28,684,153

Shares repurchased:
Class A	(1,943,577)	(11,299,318)	(9,683,599)	(11,392,369)
Class B	(169,208)	(503,125)	(188,953)	(527,776)
Class C	(717,491)	(2,185,490)	(1,317,483)	(3,407,744)
Class R	(35,180)	(65,226)	(19)	—
Institutional Class	(1,767,145)	(7,590,522)	(2,486,309)	(2,018,088)
	(4,632,601)	(21,643,681)	(13,676,363)	(17,345,977)
Net increase (decrease)	(2,538,377)	(15,922,944)	9,962,016	11,338,176

*Delaware Emerging Markets Fund commenced operations of its Class R shares on August 31, 2009.

	Delaware Global
	Value Fund
	Six Months	Year
	Ended	Ended
	5/31/10	11/30/09
Shares sold:
Class A	190,393	523,493
Class B	1,780	19,784
Class C	24,713	142,949
Institutional Class	78,582	31,791

Shares issued upon reinvestment
of dividends and distributions:
Class A	54,695	94,020
Class B	3,059	9,567
Class C	20,189	28,301
Institutional Class	2,731	5,727
	376,142	855,632

Shares repurchased:
Class A	(577,373)	(1,341,180)
Class B	(83,005)	(215,484)
Class C	(219,614)	(784,752)
Institutional Class	(19,137)	(52,473)
	(899,129)	(2,393,889)
Net decrease	(522,987)	(1,538,257)

Notes to financial statements
Delaware International Funds

6. Capital Shares (continued)

For the six months ended May 31, 2010 and the year ended November 30, 2009, the following shares and values were converted from Class B shares to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the table on the previous page and the statements of changes in net assets.

	Six Months Ended			Year Ended
	5/31/10			11/30/09
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware International
Value Equity Fund	45,285	44,713	$510,872	129,987	128,348	$1,156,672
Delaware Emerging
Markets Fund	40,210	38,327	514,859	94,572	90,733	830,970
Delaware Global
Value Fund	12,897	12,743	103,791	52,510	51,739	322,575

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Funds had no amounts outstanding as of May 31, 2010 or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts — The Funds may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

9. Securities Lending

The Funds, along with other funds in the Delaware Investments® Family of Funds, may lend their securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Funds also have cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Funds’ previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Funds will not make additional investments of cash collateral in the Liquidating Fund; the Funds’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Funds may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Funds may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Funds would be required to return to the borrower of the securities and the Funds would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Funds can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities

Notes to financial statements
Delaware International Funds

9. Securities Lending (continued)

loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent and the borrower. The Funds record security lending income net of allocations to the security lending agent and the borrower.

At May 31, 2010, the value of securities on loan for which cash collateral was received and invested in accordance with the Lending Agreement was follows:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Value of securities on loan	$58,033,192	$18,324,077	$5,217,666

At May 31, 2010, the value of invested collateral for each Fund was as follows:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Value of invested collateral	$59,581,234	$18,606,583	$5,333,205

Such investments are presented on the statements of net assets under the caption “Securities Lending Collateral”.

10. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the statements of net assets.

11. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

12. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (former parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Funds. On January 4, 2010, the new investment management agreement between DMC and the Funds that was approved by the shareholders became effective for Delaware International Value Equity Fund and Delaware Global Value Fund, and became effective on March 16, 2010 for Delaware Emerging Markets Fund.

13. Subsequent Events

Management has determined no material events or transactions occurred subsequent to May 31, 2010 that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information
(Unaudited)
Delaware International Funds

Proxy Results

At Joint Special Meetings of Shareholders of Delaware Group® Global & International Funds (the “Trust”), on behalf of Delaware International Value Equity Fund, Delaware Emerging Markets Fund, and Delaware Global Value Fund (each, a “Fund”), held on November 12, 2009 and reconvened on December 30, 2009, January 4, 2010, and March 16, 2010, the shareholders of each Fund voted to (i) elect a Board of Trustees for the Trust; and to (ii) approve a new investment advisory agreement between the Trust, on behalf of each Fund, and Delaware Management Company. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, John A. Fry, Anthony D. Knerr, Lucinda S. Landreth, Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

		% of	% of		% of	% of
		Outstanding	Shares		Outstanding	Shares
	Shares Voted For	Shares	Voted	Shares Withheld	Shares	Voted
Thomas L. Bennett	54,635,796.707	58.925	94.750	3,027,323.011	3.265	5.250
Patrick P. Coyne	54,621,982.830	58.910	94.726	3,041,136.888	3.280	5.274
John A. Fry	54,625,571.087	58.914	94.732	3,037,548.631	3.276	5.268
Anthony D. Knerr	54,523,432.205	58.803	94.555	3,139,687.513	3.387	5.445
Lucinda S. Landreth	54,576,359.340	58.861	94.647	3,086,760.378	3.329	5.353
Ann R. Leven	54,503,938.518	58.782	94.521	3,159,181.200	3.408	5.479
Thomas F. Madison	54,575,603.455	58.860	94.646	3,087,516.263	3.330	5.354
Janet L. Yeomans	54,558,462.622	58.841	94.616	3,104,657.096	3.349	5.384
J. Richard Zecher	54,503,088.046	58.781	94.520	3,160,031.672	3.409	5.480

2.	To approve a new investment advisory agreement between the Trust, on behalf of each Fund, and Delaware Management Company, a series of Delaware Management Business Trust.

Delaware International Value Equity Fund
Shares Voted For	12,379,207.865
Percentage of Outstanding Shares	36.817%
Percentage of Shares Voted	67.254%
Shares Voted Against	305,857.297
Percentage of Outstanding Shares	0.910%
Percentage of Shares Voted	1.662%
Shares Abstained	449,933.199
Percentage of Outstanding Shares	1.338%
Percentage of Shares Voted	2.444%
Broker Non-Votes	5,271,695.336

Delaware Emerging Markets Fund
Shares Voted For	23,344,284.506
Percentage of Outstanding Shares	43.807%
Percentage of Shares Voted	67.033%
Shares Voted Against	597,878.747
Percentage of Outstanding Shares	1.122%
Percentage of Shares Voted	1.717%
Shares Abstained	1,342,364.486
Percentage of Outstanding Shares	2.519%
Percentage of Shares Voted	3.854%
Broker Non-Votes	9,540,528.806

Delaware Global Value Fund
Shares Voted For	2,579,760.158
Percentage of Outstanding Shares	47.983%
Percentage of Shares Voted	67.074%
Shares Voted Against	86,007.879
Percentage of Outstanding Shares	1.600%
Percentage of Shares Voted	2.237%
Shares Abstained	95,455.091
Percentage of Outstanding Shares	1.775%
Percentage of Shares Voted	2.481%
Broker Non-Votes	3,846,112.824

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (“E&Y”) has resigned as the independent registered public accounting firm for Delaware Group® Global & International Funds (the “Fund”) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Fund, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLC (“PwC”) to serve as the independent registered public accounting firm for the Fund for the fiscal year ending November 30, 2010. During the fiscal years ended November 30, 2009 and 2008, E&Y’s audit reports on the financial statements of the Fund did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Fund and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Fund nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements.

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall
College
Lancaster, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware International Value Equity Fund, Delaware Emerging Markets Fund, and Delaware Global Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware International Value Equity Fund, Delaware Emerging Markets Fund, and Delaware Global Value Fund and the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

Semiannual report Delaware Macquarie Global Infrastructure Fund May 31, 2010 International equity mutual funds
This semiannual report is for the information of Delaware Macquarie Global Infrastructure Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Macquarie Global Infrastructure Fund.

The figures in the semiannual report for Delaware Macquarie Global Infrastructure Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Delaware Macquarie Global Infrastructure Fund prospectus contains this and other important information about the Fund. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Macquarie Global Infrastructure Fund at www.delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Fund’s prospectus and any supplements thereto for more complete information.

Investments in Delaware Macquarie Global Infrastructure Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Country and sector allocations	3
Statement of net assets	4
Statement of operations	9
Statement of changes in net assets	10
Financial highlights	11
Notes to financial statements	15
Other Fund information	25
About the organization	28

Unless otherwise noted, views expressed herein are current as of May 31, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period December 31, 2009 to May 31, 2010

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 31, 2009 to May 31, 2010.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Macquarie Global Infrastructure Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/31/09*	5/31/10**	Expense Ratio	12/31/09 to 5/31/10***
Actual Fund return
Class A	$1,000.00	$859.40	1.45%	$4.91
Class C	1,000.00	856.80	2.20%	7.44
Class R	1,000.00	858.00	1.70%	5.75
Institutional Class	1,000.00	883.20	1.20%	4.71
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.70	1.45%	$7.29
Class C	1,000.00	1,013.96	2.20%	11.05
Class R	1,000.00	1,016.45	1.70%	8.55
Institutional Class	1,000.00	1,018.95	1.20%	6.04

*	The Institutional Class commenced operations on December 31, 2009. Class A, Class C and Class R commenced operations on January 19, 2010.

**	The ending account value for “Actual Fund Return” uses the performance since inception and is not annualized.

***	The expenses paid during period for “Actual Fund Return” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 133/365 for Class A, Class C and Class R and 152/365 for Institutional Class (to reflect the actual since inception). The expenses paid during the period for the “Hypothetical 5% Return” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182/365 (to reflect the one-half year period).

2

Country and sector allocations
Delaware Macquarie Global Infrastructure Fund	As of May 31, 2010

The Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-adviser’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Composition of Portfolio	Percentage of net assets
Common Stock by Country	96.74%
Australia	12.81%
Brazil	3.15%
Canada	7.83%
China	7.88%
France	10.65%
Germany	6.43%
Italy	5.52%
Japan	3.59%
Mexico	1.40%
Netherlands	0.48%
Philippines	0.52%
Portugal	0.52%
Spain	6.43%
Switzerland	1.31%
United Kingdom	4.16%
United States	24.06%
Rights	0.27%
Total Value of Securities	97.01%
Receivables and Other Assets Net of Liabilities	2.99%
Total Net Assets	100.00%

Common Stock and Rights by Sector²
Energy	18.75%
Financials	2.06%
Industrials	42.36%
Utilities	33.84%
Total	97.01%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

3

Statement of net assets
Delaware Macquarie Global Infrastructure Fund	May 31, 2010 (Unaudited)

		Number of shares	Value (U.S. $)
Common Stock – 96.74%Δ
Australia – 12.81%
±†	Asciano Group	30,914	$41,429
±	Australian Infrastructure Fund	11,898	16,869
±	Intoll Group	79,743	69,661
±	MAp Group	9,112	21,190
±#	Spark Infrastructure 144A	21,277	20,400
±	Transurban Group	32,841	120,823
			290,372
Brazil – 3.15%
†	EcoRodovias Infraestrutura e Logistica	1,330	6,591
	Energias do Brasil	1,700	30,186
†	LLX Logistica	8,500	34,631
			71,408
Canada – 7.83%
	Enbridge	2,016	90,515
	TransaCanada	2,627	87,126
			177,641
China – 7.88%
±	Beijing Capital International Airport	46,200	25,139
±	Beijing Enterprises Holdings	2,500	15,710
±	China Merchants Holdings International	23,980	73,702
±	Dalian Port	28,600	10,656
±	Jiangsu Expressway	18,300	16,376
±	Zhejiang Expressway	40,500	37,093
			178,676
France – 10.65%
±	Aeroports de Paris	791	53,745
±	EDF	945	41,371
±	GDF Suez	3,374	104,367
±	Groupe Eurotunnel	5,481	42,011
			241,494
Germany – 6.43%
±	E.ON	3,130	94,744
±	Hamburger Hafen und Logistik	1,628	51,136
			145,880

4

		Number of shares	Value (U.S. $)
Common Stock (continued)
Italy – 5.52%
±	Atlantia	6,777	$125,091
			125,091
Japan – 3.59%
±	Japan Airport Terminal	770	10,592
±	Kamigumi	2,460	18,475
±	Tokyo Gas	12,000	52,356
			81,423
Mexico – 1.40%
	Grupo Aeroportuario del Pacifico ADR	935	31,790
			31,790
Netherlands – 0.48%
±	Koninklijke Vopak	288	10,912
			10,912
Philippines – 0.52%
±	International Container Terminal Services	19,500	11,725
			11,725
Portugal – 0.52%
±	Brisa Auto-Estradas de Portugal	1,982	11,710
			11,710
Spain – 6.43%
±	Abertis Infraestructuras	6,181	87,921
±	Red Electrica	1,476	57,904
			145,825
Switzerland – 1.31%
±	Flughafen Zuerich	104	29,840
			29,840
United Kingdom – 4.16%
±	National Grid	1,973	14,243
±	Scottish & Southern Energy	2,529	38,272
±	Severn Trent	2,426	41,765
			94,280

5

Statement of net assets
Delaware Macquarie Global Infrastructure Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
United States – 24.06%
American Electric Power	1,630	$52,095
† Corrections Corporation of America	1,400	27,860
El Paso	3,000	34,020
Entergy	245	18,392
Enterprise Products Partners	1,025	34,440
Exelon	380	14,668
FirstEnergy	675	23,767
FPL Group	450	22,469
ITC Holdings	473	24,932
Magellan Midstream Partners	810	35,462
PG&E	1,660	68,889
Public Service Enterprise Group	450	13,784
Southern	950	31,065
Spectra Energy	4,120	82,440
Williams	3,100	61,225
		545,508
Total Common Stock (cost $2,516,553)		2,193,575

Rights – 0.27%
±† Abertis Infraestructuras (Expiring 6/7/10)	6,181	4,467
±† National Grid (Expiring 6/11/10)	789	1,566
Total Rights (cost $0)		6,033

Total Value of Securities – 97.01%
(cost $2,516,553)		2,199,608
Receivables and Other Assets
Net of Liabilities – 2.99%		67,763
Net Assets Applicable to 302,364
Shares Outstanding – 100.00%		$2,267,371

6

Net Asset Value – Delaware Macquarie Global Infrastructure Fund
Class A ($453,558 / 60,487 Shares)	$7.50
Net Asset Value – Delaware Macquarie Global Infrastructure Fund
Class C ($43,272 / 5,783 Shares)	$7.48
Net Asset Value – Delaware Macquarie Global Infrastructure Fund
Class R ($4,311 / 575.2 Shares)	$7.49
Net Asset Value – Delaware Macquarie Global Infrastructure Fund
Institutional Class ($1,766,230 / 235,519 Shares)	$7.50

Components of Net Assets at May 31, 2010:
Shares of beneficial interest (unlimited authorization – no par)	$2,565,726
Undistributed net investment income	23,443
Accumulated net realized loss on investments	(3,373)
Net unrealized depreciation of investments and foreign currencies	(318,425)
Total net assets	$2,267,371

Δ	Securities have been classified by country of origin.
†	Non income producing security.
±	Security is being valued based on international fair value pricing. At May 31, 2010, the aggregate amount of international fair value priced securities was $1,373,261, which represented 60.57% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2010, the aggregate amount of Rule 144A securities was $20,400, which represented 0.90% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

Summary of Abbreviations:
ADR — American Depositary Receipts
AUD — Australian Dollar
CAD — Canadian Dollar
EUR — European Monetary Unit
PHP — Philippine Peso
USD — United States Dollar

7

Statement of net assets
Delaware Macquarie Global Infrastructure Fund

Net Asset Value and Offering Price Per Share –
Delaware Macquarie Global Infrastructure Fund
Net asset value Class A (A)	$7.50
Sales charge (5.75% of offering price) (B)	0.46
Offering price	$7.96

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

1The following foreign currency exchange contracts were outstanding at May 31, 2010:

Foreign Currency Exchange Contracts

					Unrealized
					Appreciation
Contracts to Deliver		In Exchange For		Settlement Date	(Depreciation)
AUD	(15,963)	USD	13,535	6/2/10	$32
CAD	(4,372)	USD	4,164	6/1/10	11
EUR	(35,000)	USD	43,257	6/25/10	294
PHP	(229,488)	USD	4,967	6/2/10	(3)
					$334

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes

8

Statement of operations
Delaware Macquarie Global Infrastructure Fund	December 31, 2009* to May 31, 2010
(Unaudited)

Investment Income:
Dividends	$39,125
Interest	141
Foreign tax withheld	(3,327)	$35,939

Expenses:
Management fees	8,091
Distribution expenses – Class A	298
Distribution expenses – Class C	69
Distribution expenses – Class R	10
Legal fees	13,657
Reports and statements to shareholders	13,508
Dividend disbursing and transfer agent fees and expenses	7,676
Custodian fees	5,631
Audit and tax	5,527
Pricing fees	4,180
Registration fees	2,215
Dues and services	540
Accounting and administration expenses	357
Trustees’ fees	57
Insurance fees	20
Consulting fees	10
Trustees’ expenses	4	61,850
Less fees waived		(50,685)
Less waived distribution expenses – Class A		(50)
Less waived distribution expenses – Class R		(2)
Total operating expenses		11,113
Net Investment Income		24,826

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currencies:
Net realized gain (loss) on:
Investments		(3,373)
Foreign currencies		594
Net realized loss		(2,779)
Unrealized appreciation/depreciation of investments
and foreign currencies		(318,425)
Net Realized and Unrealized Loss on Investments
and Foreign Currencies		(321,204)

Net Decrease in Net Assets Resulting from Operations		$(296,378)

*Date of commencement of operations for the Institutional Class. Class A, Class C, and Class R commenced operations on January 19, 2010.

See accompanying notes

9

Statement of changes in net assets
Delaware Macquarie Global Infrastructure Fund

12/31/09*
to
5/31/10
(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$24,826
Net realized loss on investments and foreign currencies	(2,779)
Unrealized appreciation/depreciation of investments and foreign currencies	(318,425)
Net decrease in net assets resulting from operations	(296,378)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(94)
Institutional Class	(1,883)
(1,977)

Capital Share Transactions:
Proceeds from shares sold:
Class A	547,242
Class C	48,693
Class R	5,020
Institutional Class	2,000,020

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	85
Institutional Class	1,882
2,602,942

Cost of shares repurchased:
Class A	(37,216)
(37,216)
Increase in net assets derived from capital share transactions	2,565,726
Net Increase in Net Assets	2,267,371

Net Assets:
Beginning of period	—
End of period (including undistributed net investment income of $23,443)	$2,267,371

*Date of commencement of operations for the Institutional Class. Class A, Class C, and Class R commenced operations on January 19, 2010.

See accompanying notes

10

Financial highlights
Delaware Macquarie Global Infrastructure Fund Class A

Selected data for each share of the Fund outstanding throughout the period were as follows:

1/19/101
to
5/31/10
(Unaudited)
Net asset value, beginning of period	$ 8.730

Income (loss) from investment operations:
Net investment income2	0.088
Net realized and unrealized loss on investments and foreign currencies	(1.315)
Total from investment operations	(1.227)

Less dividends and distributions from:
Net investment income	(0.003)
Total dividends and distributions	(0.003)

Net asset value, end of period	$ 7.500

Total return3	(14.06% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$454
Ratio of expenses to average net assets	1.45%
Ratio of expenses to average net assets prior to fees waived	7.14%
Ratio of net investment income to average net assets	2.49%
Ratio of net investment loss to average net assets prior to fees waived	(3.20% )
Portfolio turnover	98%

1 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during the period reflects waivers by the manager and the distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

11

Financial highlights
Delaware Macquarie Global Infrastructure Fund Class C

Selected data for each share of the Fund outstanding throughout the period were as follows:

1/19/101
to
5/31/10
(Unaudited)
Net asset value, beginning of period	$ 8.730

Income (loss) from investment operations:
Net investment income2	0.067
Net realized and unrealized loss on investments and foreign currencies	(1.317)
Total from investment operations	(1.250)

Net asset value, end of period	$ 7.480

Total return3	(14.32% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$43
Ratio of expenses to average net assets	2.20%
Ratio of expenses to average net assets prior to fees waived	7.84%
Ratio of net investment income to average net assets	1.74%
Ratio of net investment loss to average net assets prior to fees waived	(3.90% )
Portfolio turnover	98%

1 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

12

Delaware Macquarie Global Infrastructure Fund Class R

Selected data for each share of the Fund outstanding throughout the period were as follows:

1/19/101
to
5/31/10
(Unaudited)
Net asset value, beginning of period	$ 8.730

Income (loss) from investment operations:
Net investment income2	0.081
Net realized and unrealized loss on investments and foreign currencies	(1.321)
Total from investment operations	(1.240)

Net asset value, end of period	$ 7.490

Total return3	(14.20% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4
Ratio of expenses to average net assets	1.70%
Ratio of expenses to average net assets prior to fees waived	7.44%
Ratio of net investment income to average net assets	2.24%
Ratio of net investment loss to average net assets prior to fees waived	(3.50% )
Portfolio turnover	98%

1 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during the period reflects waivers by the manager and the distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

13

Financial highlights
Delaware Macquarie Global Infrastructure Fund Institutional Class

Selected data for each share of the Fund outstanding throughout the period were as follows:

12/31/091
to
5/31/10
(Unaudited)
Net asset value, beginning of period	$ 8.500

Income (loss) from investment operations:
Net investment income2	0.094
Net realized and unrealized loss on investments and foreign currencies	(1.086)
Total from investment operations	(0.992)

Less dividends and distributions from:
Net investment income	(0.008)
Total dividends and distributions	(0.008)

Net asset value, end of period	$ 7.500

Total return3	(11.68% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,766
Ratio of expenses to average net assets	1.20%
Ratio of expenses to average net assets prior to fees waived	6.84%
Ratio of net investment income to average net assets	2.74%
Ratio of net investment loss to average net assets prior to fees waived	(2.90% )
Portfolio turnover	98%

1 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

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Notes to financial statements
Delaware Macquarie Global Infrastructure Fund	May 31, 2010 (Unaudited)

Delaware Group® Global & International Funds (Trust) is organized as a Delaware statutory trust and offers five series: Delaware International Value Equity Fund, Delaware Emerging Markets Fund, Delaware Global Value Fund, Delaware Focus Global Growth Fund and Delaware Macquarie Global Infrastructure Fund. These financial statements and the related notes pertain to Delaware Macquarie Global Infrastructure Fund (Fund). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation and current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

15

Notes to financial statements
Delaware Macquarie Global Infrastructure Fund

1. Significant Accounting Policies (continued)

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At May 31, 2010, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in

16

calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended May 31, 2010.

On July 1, 2009, the Financial Accounting Standards Boards (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Fund adopted the Codification during the period ended May 31, 2010. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.90% on the first $500 million of average daily net assets of the Fund, 0.85% on the next $500 million, 0.80% on the next $1.5 billion and 0.75% on average daily net assets in excess of $2.5 billion.

DMC, on behalf of the Fund, has entered into an investment sub-advisory agreement with Macquarie Capital Investment Management LLC (MCIM), which is an affiliate of DMC. Both DMC and MCIM are wholly owned subsidiaries of Macquarie. For its sub-advisory services, MCIM receives an asset-based fee from DMC. Such sub-advisory fee is paid by DMC, and not from the assets of the Fund.

Effective March 30, 2010, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) do not exceed 1.20% of average daily net assets of the Fund through March 30, 2011. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. Prior to March 30, 2010, the expense limitation was voluntary. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

17

Notes to financial statements
Delaware Macquarie Global Infrastructure Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the period ended May 31, 2010, the Fund was charged $45 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through March 31, 2011 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of each Classes’ average daily net assets.

At May 31, 2010, the Fund had receivables due from or liabilities payable to affiliates as follows:

Receivable from DMC under expense limitation agreement	$14,968
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	(80)
Distribution fees payable to DDLP	(141)
Other expenses payable to DMC and affiliates*	(2,904)

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the period December 31, 2009 through May 31, 2010, the Fund was charged $60 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the period ended May 31, 2010, DDLP earned $3,820 for commissions on sales of the Fund’s Class A shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

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3. Investments

For the period ended May 31, 2010, the Fund made purchases of $3,334,648 and sales of $814,722 of investment securities other than short-term investments.

At May 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until the fiscal year end. At May 31, 2010, the cost of investments was $2,521,475. At May 31, 2010, net unrealized depreciation was $321,867 of which $14,977 related to unrealized appreciation of investments and $336,844 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2010:

	Level 1	Level 2	Total
Common Stock	$826,347	$1,367,228	$2,193,575
Other	—	6,033	6,033
Total	$826,347	$1,373,261	$2,199,608

Foreign Currency Exchange Contracts	$—	$334	$334

As a result of utilizing international fair value pricing at May 31, 2010, the majority of the portfolio was categorized as level 2 in the hierarchy.

There were no level 3 securities at the beginning or end of the period.

19

Notes to financial statements
Delaware Macquarie Global Infrastructure Fund

3. Investments (continued)

In January 2010, the FASB issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented on the previous page. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending November 30, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the period ended May 31, 2010 was as follows:

12/31/09*
to
5/31/10**
Ordinary income	$1,977

*	Date of commencement of operations.
**	Tax information for the period ended May 31, 2010 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$2,565,726
Undistributed ordinary income	23,737
Realized losses 12/31/09 – 5/31/10	(194)
Unrealized depreciation of investments and foreign currencies	(321,898)
Net assets	$2,267,371

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of wash sales and mark-to-market on foreign currency contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the period ended May 31, 2010, the Fund recorded the following reclassifications.

Undistributed net investment income	$594
Accumulated net realized loss	(594)

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6. Capital Shares

Transactions in capital shares were as follows:

12/31/09*
to
5/31/10
Shares sold:
Class A	65,232
Class C	5,783
Class R	575
Institutional Class	235,296

Shares issued upon reinvestment of dividends and distributions:
Class A	10
Institutional Class	223
307,119

Shares repurchased:
Class A	(4,755)
(4,755)
Net increase	302,364

*Date of commencement of operations for the Institutional Class. Class A, Class C, and Class R commenced operations on January 19, 2010.

7. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the

21

Notes to financial statements
Delaware Macquarie Global Infrastructure Fund

7. Derivatives (continued)

contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of May 31, 2010.

22

9. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Because the Fund concentrates its investments in securities issued by companies principally engaged in the infrastructure industry, the Fund has greater exposure to the potential adverse economic, regulatory, political, and other changes affecting such entities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2010, no securities have been determined to be illiquid under the Fund’s liquidity Procedures. Rule 144A securities have been identified on the statement of net assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (former parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

23

Notes to financial statements
Delaware Macquarie Global Infrastructure Fund

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Fund. On January 4, 2010, the new investment management agreement between DMC and the Fund that was approved by the shareholders became effective.

12. Subsequent Events

Effective June 30, 2010, the Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010.

Management has determined no material events or transactions occurred subsequent to May 31, 2010 that would require recognition or disclosure in the Fund’s financial statements.

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Other Fund information
(Unaudited)
Delaware Macquarie Global Infrastructure Fund

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At a meeting held on November 17-19, 2009 (the “Meeting”), the Board of Trustees of the Delaware Investments Family of Funds (the “Board”), including the independent Trustees, unanimously approved investment advisory and investment sub-advisory agreements for the Delaware Macquarie Global Infrastructure Fund (the “Fund”). In making its decision, the Board considered information furnished specifically in connection with the approval of the investment advisory agreement with Delaware Management Company (“DMC”) and sub-advisory agreement with Macquarie Capital Investment Management LLC (“MCIM”).

In considering information relating to the approval of the Fund’s advisory and sub-advisory agreements, the independent Trustees received assistance and advice from and met separately with counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract approval considerations.

Nature, Extent and Quality of Service. The Board considered the services to be provided by Delaware Investments and MCIM to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board noted that reports will be furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC, MCIM and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and sub-advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Delaware Investments fund matters. The Board also considered the transfer agent and shareholder services provided to Delaware Investments fund shareholders by DMC’s affiliate, DSC, noting DSC’s high level of service. The Board noted that Management finished upgrading investment accounting functions through outsourcing to improve the quality and lower the cost of delivering investment accounting services to the Delaware Investments funds. The Board once again noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the investment performance and noted infrastructure investment expertise of the Delaware Investments funds, DMC and MCIM.

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Other Fund information
(Unaudited)
Delaware Macquarie Global Infrastructure Fund

Board Consideration of Investment Advisory and Sub-Advisory Agreements (continued)

Comparative Expenses. The Board considered management fee and total expense comparison data for the Fund and other comparable funds presented in the Board materials. Management provided the Board with information on pricing levels and fee structures for the Fund. The Board focused on the comparative analysis of the effective management fees and total expense ratios of the Fund versus the effective management fees and expense ratios of a group of similar funds (the “Expense Group”). The Board was satisfied with the proposed management fee and total expenses of the Fund in comparison to other similar equity funds.

Management Profitability. The Board considered the level of potential profits to be realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the pro forma expense statement for the Fund included in the Board materials which reflected varying projected levels of expense reimbursement at varying asset levels. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from Delaware Investments fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments® Family of Funds and the benefits from allocation of Delaware Investments fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale will be realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees considered the standardized advisory fee pricing and structure, approved by the Board and shareholders. The Board noted that the fee under the Fund’s proposed management contract fell between the standard fee structure for standard international equity funds and special international equity funds. Management believed, and the Board agreed, that the Fund was priced with a relatively low management fee to reflect potential economies of scale at all asset levels.

Change in Independent Registered Public Accounting Firm
Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (“E&Y”) has resigned as the independent registered public accounting firm for Delaware Group® Global & International Funds (the “Fund”) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Fund, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLC (“PwC”) to serve as the independent registered public accounting firm for the Fund for the fiscal year ending November 30, 2010. Because the Fund launched on December 31, 2009, E&Y has not issued any audit reports for the Fund. Neither the Fund nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements.

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About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall
College
Lancaster, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Macquarie Global Infrastructure Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Macquarie Global Infrastructure Fund and the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

28

Semiannual report Delaware Focus Global Growth Fund May 31, 2010 International equity mutual fund
This semiannual report is for the information of Delaware Focus Global Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Focus Global Growth Fund.

The figures in the semiannual report for Delaware Focus Global Growth Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

This Fund is available only to certain residents of certain states.

You should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Delaware Focus Global Growth Fund prospectus contains this and other important information about the Fund. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Focus Global Growth Fund at www.delawareinvestments.com.

Manage your investments online
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  Obtain share prices
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  Make purchases and redemptions
On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Fund’s prospectus and any supplements thereto for more complete information.

Investments in Delaware Focus Global Growth Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Country and sector allocations	3
Statement of net assets	4
Statement of operations	7
Statements of changes in net assets	8
Financial highlights	10
Notes to financial statements	12
Other Fund information	22
About the organization	24

Unless otherwise noted, views expressed herein are current as of May 31, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period December 1, 2009 to May 31, 2010

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2009 to May 31, 2010.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Delaware Focus Global Growth Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/09	5/31/10	Expense Ratio	12/1/09 to 5/31/10*
Actual Fund return
Class A	$1,000.00	$1,009.70	1.20%	$6.01
Institutional Class	1,000.00	1,009.70	1.20%	6.01
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.95	1.20%	$6.04
Institutional Class	1,000.00	1,018.95	1.20%	6.04

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2

Country and sector allocations
Delaware Focus Global Growth Fund	As of May 31, 2010

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Composition of Portfolio	Percentage of net assets
Common Stock by Country	96.67%
Australia	2.37%
Brazil	6.39%
Denmark	3.57%
France	2.73%
India	2.53%
Mexico	2.34%
Netherlands	2.74%
Singapore	2.15%
Switzerland	12.45%
Taiwan	2.45%
United Kingdom	2.77%
United States	54.18%
Discount Note	3.36%
Total Value of Securities	100.03%
Liabilities Net of Receivables and Other Assets	(0.03%)
Total Net Assets	100.00%

Common Stock by Sector
Consumer Discretionary	16.54%
Consumer Staples	2.61%
Energy	2.74%
Financials	19.37%
Health Care	15.79%
Industrials	8.60%
Information Technology	22.83%
Materials	5.28%
Telecommunication Services	2.91%
Total	96.67%

3

Statement of net assets
Delaware Focus Global Growth Fund	May 31, 2010 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 96.67% Δ
Australia – 2.37%
BHP Billiton ADR	1,740	$112,822
		112,822
Brazil – 6.39%
BM&FBovespa	26,700	179,936
Natura Cosmeticos	6,000	124,476
		304,412
Denmark – 3.57%
± Novo Nordisk Class B	2,220	169,950
		169,950
France – 2.73%
± Accor	2,775	130,346
		130,346
India – 2.53%
Infosys Technologies ADR	2,100	120,813
		120,813
Mexico – 2.34%
Grupo Televisa ADR	6,000	111,540
		111,540
Netherlands – 2.74%
Core Laboratories	960	130,541
		130,541
Singapore – 2.15%
± Singapore Exchange	19,500	102,655
		102,655
Switzerland – 12.45%
± Julius Baer Group	3,000	86,824
± Kuehne & Nagel International	1,440	134,625
± Roche Holding	660	90,359
± SGS	114	143,140
Syngenta ADR	3,150	138,852
		593,800
Taiwan – 2.45%
† Taiwan Semiconductor Manufacturing ADR	12,000	117,000
		117,000

4

	Number of shares	Value (U.S.)
Common Stock (continued)
United Kingdom – 2.77%
± Intertek Group	6,467	$132,178
		132,178
United States – 54.18%
Allergan	2,550	153,485
† Apple	660	169,726
Bank of New York Mellon	4,050	110,160
† Crown Castle International	3,750	138,863
† Gilead Sciences	3,675	132,006
† Google Class A	210	101,888
† IntercontinentalExchange	1,425	165,485
† Intuit	4,800	171,551
MasterCard Class A	855	172,512
NIKE Class B	1,965	142,227
† optionsXpress Holdings	6,600	105,930
Perrigo	1,875	111,394
† priceline.com	750	143,370
QUALCOMM	3,000	106,680
Staples	4,500	96,840
† Teradata	4,050	129,357
Thomson Reuters	4,650	164,513
UnitedHealth Group	3,300	95,931
† VeriSign	6,150	171,646
		2,583,564
Total Common Stock (cost $3,472,350)		4,609,621

	Principal amount (U.S. $)
≠Discount Note – 3.36%
Federal Home Loan Bank 0.06% 6/1/10	$ 160,001	160,001
Total Discount Note (cost $160,001)		160,001
Total Value of Securities – 100.03%
(cost $3,632,351)		4,769,622
Liabilities Net of Receivables
and Other Assets – (0.03%)		(1,428)
Net Assets Applicable to 417,584
Shares Outstanding – 100.00%		$4,768,194
Net Asset Value - Delaware Focus Global Growth Fund
Class A ($2,410,724 / 211,118 Shares)		$ 11.42
Net Asset Value - Delaware Focus Global Growth Fund
Institutional Class ($2,357,470 / 206,466 Shares)		$ 11.42

5

Statement of net assets
Delaware Focus Global Growth Fund

Components of Net Assets at May 31, 2010:
Shares of beneficial interest
(unlimited authorization - no par)	$3,484,364
Undistributed net investment income	8,985
Accumulated net realized gain on investments	138,702
Net unrealized appreciation of investments and foreign currencies	1,136,143
Total net assets	$4,768,194

ΔSecurities have been classified by country of origin. Classification by type of business has been presented on page 3 in “Country and sector allocations.”
±Security is being valued based on international fair value pricing. At May 31, 2010, the aggregate amount of international fair value priced securities was $990,077, which represented 20.76% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.

ADR – American Depositary Receipts

Net Asset Value and Offering Price Per Share –
Delaware Focus Global Growth Fund
Net asset value Class A (A)	$11.42
Sales charge (5.75% of offering price) (B)	0.70
Offering price	$12.12

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

6

Statement of operations
Delaware Focus Global Growth Fund	Six Months Ended May 31, 2010 (Unaudited)

Investment Income:
Dividends	$44,405
Foreign tax withheld	(3,320)	$41,085

Expenses:
Management fees	21,126
Reports and statements to shareholders	7,127
Audit and tax	5,475
Distribution expenses-Class A	3,809
Dividend disbursing and transfer agent fees and expenses	3,435
Pricing fees	2,546
Custodian fees	1,569
Registration fees	1,095
Accounting and administration expenses	989
Legal fees	941
Dues and services	913
Trustees’ fees	160
Insurance fees	94
Consulting fees	35
Trustees’ expenses	14	49,328
Less fees waived		(15,651)
Less waived distribution expenses-Class A		(3,809)
Total operating expenses		29,868
Net Investment Income		11,217

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments		138,830
Foreign currencies		(2,119)
Net realized gain		136,711
Unrealized appreciation/depreciation of investments and foreign currencies		(98,324)
Net Realized and Unrealized Gain on Investments
and Foreign Currencies		38,387

Net Increase in Net Assets Resulting from Operations		$49,604

See accompanying notes

7

Statements of changes in net assets
Delaware Focus Global Growth Fund

	Six Months Ended	12/29/08*
	5/31/10	to
	(Unaudited)	11/30/09
Increase (Decrease) in Net Assets from Operations:
Net investment income	$11,217	$20,932
Net realized gain on investments and foreign currencies	136,711	442,814
Unrealized appreciation/depreciation of investments
and foreign currencies	(98,324)	1,234,467
Net increase in net assets resulting from operations	49,604	1,698,213

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(5,410)	—
Institutional Class	(5,056)	—

Net realized gain on investments:
Class A	(234,429)	—
Institutional Class	(219,092)	—
	(463,987)	—

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,501	1,734,088
Institutional Class	1	2,000,026

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	171,593	—
Institutional Class	224,148	—
	398,243	3,734,114
Cost of shares repurchased:
Class A	(47,993)	—
Institutional Class	—	(600,000)
	(47,993)	(600,000)
Increase in net assets derived from capital share transactions	350,250	3,134,114
Net Increase (Decrease) in Net Assets	(64,133)	4,832,327

Net Assets:
Beginning of period	4,832,327	—
End of period (including undistributed net
investment income of $8,985 and $10,353, respectively)	$4,768,194	$4,832,327

*Date of commencement of operations.

See accompanying notes

8

Financial highlights
Delaware Focus Global Growth Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:
Net asset value, beginning of period

Income from investment operations:
Net investment income3
Net realized and unrealized gain on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return4

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment loss to average net assets
prior to fees waived
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

10

Class A		Institutional Class
Six Months	12/29/082	Six Months	12/29/082
Ended	to	Ended	to
5/31/101	11/30/09	5/31/101	11/30/09
(Unaudited)		(Unaudited)
$12.470	$8.500	$12.470	$8.500

0.027	0.050	0.027	0.050
0.120	3.920	0.120	3.920
0.147	3.970	0.147	3.970

(0.027)	—	(0.027)	—
(1.170)	—	(1.170)	—
(1.197)	—	(1.197)	—

$11.420	$12.470	$11.420	$12.470

0.97%	46.71%	0.97%	46.71%

$2,411	$2,498	$2,357	$2,334
1.20%	1.20%	1.20%	1.20%

2.13%	2.54%	1.83%	2.24%
0.45%	0.52%	0.45%	0.52%

(0.48% )	(0.82% )	(0.18% )	(0.52%	)
18%	45%	18%	45%

11

Notes to financial statements
Delaware Focus Global Growth Fund	May 31, 2010 (Unaudited)

Delaware Group® Global & International Funds (Trust) is organized as a Delaware statutory trust and offers five series: Delaware Focus Global Growth Fund, Delaware International Value Equity Fund, Delaware Emerging Markets Fund, Delaware Global Value Fund, and Delaware Macquarie Global Infrastructure Fund. These financial statements and the related notes pertain to the Delaware Focus Global Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first two years, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. As of May 31, 2010, Class C and Class R had not commenced operations.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under

12

Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions for the open tax year ended November 30, 2009, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At May 31, 2010, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are

13

Notes to financial statements
Delaware Focus Global Growth Fund

also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2010.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of average daily net assets of the Fund, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on average daily net assets in excess of $2.5 billion.

DMC has voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) do not exceed 1.20% of average daily net assets of the Fund until such time as the waiver is discontinued. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver may be discontinued at any time because it is voluntary, and applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2010, the Fund was charged $124 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares and 0.60%

14

of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has voluntarily agreed to waive all distribution and service fees at this time. This expense waiver may be discontinued at any time because it is voluntary, and applies only to expenses paid directly by the Fund.

At May 31, 2010, the Fund had receivables due from or liabilities payable to affiliates as follows:

Receivable from DMC under expense limitation agreement	$958
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	(32)
Other expenses payable to DMC and affiliates*	(1,213)

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2010, the Fund was charged $49 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2010, the Fund made purchases of $433,760 and sales of $681,679 of investment securities other than short-term investments.

At May 31, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2010, the cost of investments was $3,632,467. At May 31, 2010, the net unrealized appreciation was $1,137,155, of which $1,211,764 related to unrealized appreciation of investments and $74,609 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

15

Notes to financial statements
Delaware Focus Global Growth Fund

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2010:

	Level 1	Level 2	Total
Common Stock	$3,619,544	$990,077	$4,609,621
Short-Term	—	160,001	160,001
Total	$3,619,544	$1,150,078	$4,769,622

There were no Level 3 securities at the beginning or end of the period.

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending November 30, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the period December 29, 2008 through November 30, 2009. The tax character of dividends and distributions paid during the six months ended May 31, 2010 was as follows:

Six Months Ended
5/31/10*
Ordinary income	$463,987

*Tax information for the period ended May 31, 2010 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

16

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$3,484,364
Undistributed ordinary income	49,355
Undistributed long-term capital gains	98,448
Unrealized appreciation of investments and foreign currencies	1,136,027
Net assets	$4,768,194

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2010, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$(2,119)
Accumulated net realized gain	2,119

17

Notes to financial statements
Delaware Focus Global Growth Fund

6. Capital Shares

Transactions in capital shares were as follows:

		12/29/08*
	Six Months Ended	to
	5/31/10	11/30/09
Shares sold:
Class A	211	200,366
Institutional Class	—	235,297

Shares issued upon reinvestment of dividends and distributions:
Class A	14,704	—
Institutional Class	19,207	—
	34,122	435,663

Shares repurchased:
Class A	(4,163)	—
Institutional Class	—	(48,038)
	(4,163)	(48,038)
Net increase	29,959	387,625

*Date of commencement of operations.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Fund had no amounts outstanding as of May 31, 2010 or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these

18

contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at May 31, 2010.

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/ Overnight Assets). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may

19

Notes to financial statements
Delaware Focus Global Growth Fund

occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of May 31, 2010.

10. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2010, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

20

12. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (former parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Fund. On January 4, 2010, the new investment management agreement between DMC and the Fund that was approved by the shareholders became effective.

13. Subsequent Events

Management has determined no material events or transactions occurred subsequent to May 31, 2010 that would require recognition or disclosure in the Fund’s financial statements.

21

Other Fund information
(Unaudited)
Delaware Focus Global Growth Fund

Proxy Results

At Joint Special Meetings of Shareholders of Delaware Group® Global & International Funds (the “Trust”), on behalf of Delaware Focus Global Growth Fund (the “Fund”), held on November 12, 2009 and reconvened on March 16, 2010, the shareholders of the Fund voted to (i) elect a Board of Trustees for the Trust; and to (ii) approve a new investment advisory agreement between the Trust, on behalf of the Fund, and Delaware Management Company. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, John A. Fry, Anthony D. Knerr, Lucinda S. Landreth, Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

		% of	% of		% of	% of
		Outstanding	Shares		Outstanding	Shares
	Shares Voted For	Shares	Voted	Shares Withheld	Shares	Voted
Thomas L. Bennett	54,635,796.707	58.925%	94.750%	3,027,323.011	3.265%	5.250%
Patrick P. Coyne	54,621,982.830	58.910%	94.726%	3,041,136.888	3.280%	5.274%
John A. Fry	54,625,571.087	58.914%	94.732%	3,037,548.631	3.276%	5.268%
Anthony D. Knerr	54,523,432.205	58.803%	94.555%	3,139,687.513	3.387%	5.445%
Lucinda S. Landreth	54,576,359.340	58.861%	94.647%	3,086,760.378	3.329%	5.353%
Ann R. Leven	54,503,938.518	58.782%	94.521%	3,159,181.200	3.408%	5.479%
Thomas F. Madison	54,575,603.455	58.860%	94.646%	3,087,516.263	3.330%	5.354%
Janet L. Yeomans	54,558,462.622	58.841%	94.616%	3,104,657.096	3.349%	5.384%
J. Richard Zecher	54,503,088.046	58.781%	94.520%	3,160,031.672	3.409%	5.480%

2.	To approve a new investment advisory agreement between the Trust, on behalf of the Fund, and Delaware Management Company, a series of Delaware Management Business Trust.

Delaware Focus Global Growth Fund
Shares Voted For	415,608.481
Percentage Of Outstanding Shares	96.188%
Percentage Of Shares Voted	100.000%
Shares Voted Against	.000
Percentage Of Outstanding Shares	.000%
Percentage Of Shares Voted	.000%
Shares Abstained	.000
Percentage Of Outstanding Shares	.000%
Percentage Of Shares Voted	.000%

22

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (“E&Y”) has resigned as the independent registered public accounting firm for Delaware Group® Global & International Funds (the “Fund”) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Fund, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLC (“PwC”) to serve as the independent registered public accounting firm for the Fund for the fiscal year ending November 30, 2010. During the fiscal year ended November 30, 2009, E&Y’s audit report on the financial statements of the Fund did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Fund and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Because the Fund launched on December 29, 2008, E&Y did not issue an audit report for the fiscal year ended November 30, 2008. Neither the Fund nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements.

23

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall
College
Lancaster, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Focus Global Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Focus Global Growth Fund, which is available at www.delawareinvestments.com. For the most recent performance, please call 800 523-1918.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

24

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Global & International Funds

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 26, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 26, 2010

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 26, 2010